Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WisdomTree Trust
Entity Central Index Key	0001350487
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000033625
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. AI Enhanced Value Fund
Trading Symbol	AIVL
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. AI Enhanced Value Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. AI Enhanced Value Fund	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 10.09% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the Russell 1000 Value Index, which returned 7.18% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Utilities, driven by a mix of strong stock selection and allocation effects.

  Consumer Staples, Industrials and Information Technology also contributed positively to performance, supported by strong stock selection.

  Consumer Discretionary and Communication Services detracted from performance due to poor stock selection effects.

  Materials was also a headwind, driven by allocation and stock selection effects which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree U.S. AI Enhanced Value Fund $	Russell 1000 Index $	Russell 1000 Value Index $
3/31/15	10,000	10,000	10,000
4/30/15	10,109	10,071	10,093
5/31/15	10,075	10,203	10,215
6/30/15	9,785	10,011	10,011
7/31/15	9,780	10,204	10,055
8/31/15	9,306	9,590	9,456
9/30/15	9,018	9,328	9,170
10/31/15	9,805	10,082	9,862
11/30/15	9,684	10,116	9,900
12/31/15	9,528	9,934	9,687
1/31/16	9,319	9,399	9,187
2/29/16	9,620	9,396	9,184
3/31/16	10,296	10,050	9,846
4/30/16	10,295	10,105	10,053
5/31/16	10,300	10,282	10,209
6/30/16	10,608	10,305	10,297
7/31/16	10,965	10,698	10,596
8/31/16	10,830	10,712	10,678
9/30/16	10,904	10,720	10,656
10/31/16	10,724	10,511	10,491
11/30/16	11,134	10,926	11,090
12/31/16	11,253	11,131	11,367
1/31/17	11,349	11,355	11,448
2/28/17	11,702	11,794	11,859
3/31/17	11,662	11,802	11,739
4/30/17	11,631	11,927	11,717
5/31/17	11,632	12,079	11,705
6/30/17	11,710	12,163	11,896
7/31/17	11,855	12,404	12,054
8/31/17	11,786	12,443	11,914
9/30/17	12,128	12,708	12,267
10/31/17	12,242	12,999	12,356
11/30/17	12,665	13,396	12,734
12/31/17	12,804	13,545	12,920
1/31/18	13,204	14,289	13,420
2/28/18	12,632	13,764	12,779
3/31/18	12,328	13,452	12,554
4/30/18	12,478	13,497	12,596
5/31/18	12,639	13,842	12,670
6/30/18	12,789	13,931	12,702
7/31/18	13,204	14,412	13,204
8/31/18	13,388	14,909	13,400
9/30/18	13,438	14,965	13,426
10/31/18	12,633	13,906	12,731
11/30/18	12,817	14,189	13,111
12/31/18	11,601	12,897	11,852
1/31/19	12,590	13,978	12,775
2/28/19	12,751	14,451	13,183
3/31/19	12,942	14,703	13,267
4/30/19	13,265	15,296	13,737
5/31/19	12,140	14,322	12,854
6/30/19	13,103	15,327	13,777
7/31/19	13,246	15,565	13,891
8/31/19	12,854	15,280	13,482
9/30/19	13,478	15,545	13,963
10/31/19	13,570	15,874	14,159
11/30/19	13,936	16,474	14,596
12/31/19	14,433	16,950	14,998
1/31/20	13,940	16,968	14,675
2/29/20	12,530	15,582	13,254
3/31/20	10,162	13,523	10,989
4/30/20	11,378	15,310	12,224
5/31/20	11,623	16,117	12,643
6/30/20	11,710	16,474	12,559
7/31/20	12,042	17,438	13,056
8/31/20	12,370	18,718	13,596
9/30/20	12,080	18,034	13,262
10/31/20	11,827	17,599	13,087
11/30/20	13,254	19,672	14,848
12/31/20	13,595	20,503	15,417
1/31/21	13,675	20,334	15,276
2/28/21	14,139	20,924	16,199
3/31/21	15,311	21,716	17,152
4/30/21	15,702	22,885	17,838
5/31/21	16,167	22,993	18,255
6/30/21	15,935	23,569	18,046
7/31/21	15,947	24,059	18,190
8/31/21	16,223	24,755	18,551
9/30/21	15,528	23,618	17,905
10/31/21	15,951	25,257	18,814
11/30/21	15,621	24,918	18,151
12/31/21	16,875	25,927	19,296
1/31/22	16,456	24,466	18,847
2/28/22	16,334	23,794	18,628
3/31/22	16,565	24,597	19,154
4/30/22	15,843	22,405	18,073
5/31/22	16,268	22,371	18,425
6/30/22	14,928	20,497	16,815
7/31/22	15,881	22,406	17,930
8/31/22	15,264	21,546	17,396
9/30/22	13,818	19,552	15,870
10/31/22	15,166	21,120	17,498
11/30/22	16,201	22,263	18,591
12/31/22	15,654	20,968	17,842
1/31/23	16,379	22,374	18,766
2/28/23	15,757	21,842	18,104
3/31/23	15,696	22,533	18,021
4/30/23	15,864	22,812	18,293
5/31/23	15,039	22,918	17,587
6/30/23	16,108	24,466	18,755
7/31/23	16,706	25,307	19,415
8/31/23	16,242	24,865	18,891
9/30/23	15,457	23,696	18,162
10/31/23	14,773	23,123	17,521
11/30/23	15,957	25,283	18,843
12/31/23	16,771	26,531	19,887
1/31/24	16,715	26,901	19,907
2/29/24	17,099	28,354	20,642
3/31/24	17,883	29,263	21,674
4/30/24	17,168	28,018	20,748
5/31/24	17,793	29,337	21,406
6/30/24	17,652	30,308	21,204
7/31/24	18,723	30,749	22,288
8/31/24	19,438	31,478	22,886
9/30/24	19,776	32,151	23,204
10/31/24	19,371	31,926	22,948
11/30/24	20,371	33,982	24,414
12/31/24	19,044	33,034	22,744
1/31/25	19,751	34,086	23,797
2/28/25	20,114	33,490	23,893
3/31/25	19,687	31,551	23,230

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	10.09%	14.14%	7.01%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%

AssetsNet	$ 387,182,599
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,477,296
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$387,182,599 # of Portfolio Holdings104 Portfolio Turnover Rate125% Investment Advisory Fees Paid$1,477,296
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	23.6%
Industrials	18.9%
Health Care	11.8%
Information Technology	10.6%
Utilities	9.8%
Energy	6.1%
Consumer Staples	5.9%
Real Estate	3.9%
Materials	3.2%
Communication Services	3.1%
Other Sectors	2.6%
Other Assets and Liabilities (Net)	0.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Exxon Mobil Corp.	4.0%
Intercontinental Exchange, Inc.	3.4%
Roper Technologies, Inc.	3.3%
NiSource, Inc.	3.1%
CME Group, Inc.	3.0%
Teledyne Technologies, Inc.	3.0%
RTX Corp.	2.9%
Fortive Corp.	2.7%
CenterPoint Energy, Inc.	2.6%
U.S. Bancorp	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033628
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. High Dividend Fund
Trading Symbol	DHS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. High Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. High Dividend Fund	$42	0.38%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 18.60% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the Russell 1000 Value Index, which returned 7.18% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Health Care and Consumer Staples, driven by a mix of strong allocation and stock selection effects.

  Information Technology also contributed positively to performance, primarily due to strong stock selection.

  Consumer Discretionary and Financials were also modest headwinds, each due to negative stock selection.

  During the period, allocations to the highest dividend-yielding companies was universally additive for performance. Overweighting the high dividend-paying segments and underweighting the lower dividend-paying segments produced positive allocation effects in all five dividend yield quintiles.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree U.S. High Dividend Fund $	Russell 1000 Index $	Russell 1000 Value Index $	WisdomTree U.S. High Dividend Index $
3/31/15	10,000	10,000	10,000	10,000
4/30/15	10,156	10,071	10,093	10,162
5/31/15	10,121	10,203	10,215	10,132
6/30/15	9,863	10,011	10,011	9,875
7/31/15	9,955	10,204	10,055	9,972
8/31/15	9,437	9,590	9,456	9,453
9/30/15	9,312	9,328	9,170	9,330
10/31/15	10,082	10,082	9,862	10,107
11/30/15	10,016	10,116	9,900	10,044
12/31/15	9,998	9,934	9,687	10,029
1/31/16	9,886	9,399	9,187	9,920
2/29/16	10,053	9,396	9,184	10,092
3/31/16	10,788	10,050	9,846	10,838
4/30/16	10,849	10,105	10,053	10,900
5/31/16	10,993	10,282	10,209	11,049
6/30/16	11,469	10,305	10,297	11,533
7/31/16	11,679	10,698	10,596	11,747
8/31/16	11,517	10,712	10,678	11,586
9/30/16	11,541	10,720	10,656	11,613
10/31/16	11,200	10,511	10,491	11,274
11/30/16	11,470	10,926	11,090	11,553
12/31/16	11,783	11,131	11,367	11,873
1/31/17	11,749	11,355	11,448	11,842
2/28/17	12,148	11,794	11,859	12,250
3/31/17	12,085	11,802	11,739	12,189
4/30/17	12,045	11,927	11,717	12,151
5/31/17	12,094	12,079	11,705	12,204
6/30/17	12,145	12,163	11,896	12,261
7/31/17	12,306	12,404	12,054	12,426
8/31/17	12,246	12,443	11,914	12,368
9/30/17	12,536	12,708	12,267	12,665
10/31/17	12,587	12,999	12,356	12,720
11/30/17	13,034	13,396	12,734	13,179
12/31/17	13,159	13,545	12,920	13,313
1/31/18	13,346	14,289	13,420	13,505
2/28/18	12,542	13,764	12,779	12,691
3/31/18	12,410	13,452	12,554	12,561
4/30/18	12,465	13,497	12,596	12,621
5/31/18	12,654	13,842	12,670	12,816
6/30/18	12,835	13,931	12,702	13,009
7/31/18	13,192	14,412	13,204	13,376
8/31/18	13,358	14,909	13,400	13,547
9/30/18	13,380	14,965	13,426	13,574
10/31/18	12,934	13,906	12,731	13,126
11/30/18	13,365	14,189	13,111	13,563
12/31/18	12,205	12,897	11,852	12,381
1/31/19	13,173	13,978	12,775	13,382
2/28/19	13,480	14,451	13,183	13,692
3/31/19	13,670	14,703	13,267	13,884
4/30/19	13,877	15,296	13,737	14,095
5/31/19	13,099	14,322	12,854	13,305
6/30/19	13,870	15,327	13,777	14,096
7/31/19	13,964	15,565	13,891	14,196
8/31/19	13,707	15,280	13,482	13,936
9/30/19	14,314	15,545	13,963	14,562
10/31/19	14,447	15,874	14,159	14,703
11/30/19	14,652	16,474	14,596	14,912
12/31/19	14,960	16,950	14,998	15,231
1/31/20	14,535	16,968	14,675	14,802
2/29/20	13,249	15,582	13,254	13,493
3/31/20	11,074	13,523	10,989	11,276
4/30/20	12,204	15,310	12,224	12,434
5/31/20	12,442	16,117	12,643	12,681
6/30/20	12,325	16,474	12,559	12,568
7/31/20	12,638	17,438	13,056	12,892
8/31/20	12,847	18,718	13,596	13,110
9/30/20	12,472	18,034	13,262	12,728
10/31/20	12,259	17,599	13,087	12,516
11/30/20	13,783	19,672	14,848	14,076
12/31/20	14,110	20,503	15,417	14,417
1/31/21	13,940	20,334	15,276	14,246
2/28/21	14,390	20,924	16,199	14,715
3/31/21	15,612	21,716	17,152	15,971
4/30/21	16,063	22,885	17,838	16,443
5/31/21	16,375	22,993	18,255	16,767
6/30/21	16,129	23,569	18,046	16,520
7/31/21	16,310	24,059	18,190	16,710
8/31/21	16,760	24,755	18,551	17,177
9/30/21	16,022	23,618	17,905	16,424
10/31/21	16,369	25,257	18,814	16,783
11/30/21	16,129	24,918	18,151	16,546
12/31/21	17,370	25,927	19,296	17,831
1/31/22	17,884	24,466	18,847	18,368
2/28/22	17,904	23,794	18,628	18,395
3/31/22	18,572	24,597	19,154	19,089
4/30/22	18,103	22,405	18,073	18,618
5/31/22	19,090	22,371	18,425	19,640
6/30/22	17,550	20,497	16,815	18,056
7/31/22	18,191	22,406	17,930	18,724
8/31/22	17,770	21,546	17,396	18,297
9/30/22	16,341	19,552	15,870	16,822
10/31/22	18,381	21,120	17,498	18,935
11/30/22	19,348	22,263	18,591	19,941
12/31/22	18,740	20,968	17,842	19,326
1/31/23	19,337	22,374	18,766	19,947
2/28/23	18,605	21,842	18,104	19,196
3/31/23	18,110	22,533	18,021	18,690
4/30/23	18,144	22,812	18,293	18,731
5/31/23	16,896	22,918	17,587	17,445
6/30/23	17,701	24,466	18,755	18,286
7/31/23	18,514	25,307	19,415	19,135
8/31/23	18,041	24,865	18,891	18,654
9/30/23	17,536	23,696	18,162	18,136
10/31/23	16,882	23,123	17,521	17,461
11/30/23	17,795	25,283	18,843	18,417
12/31/23	18,705	26,531	19,887	19,370
1/31/24	18,445	26,901	19,907	19,107
2/29/24	18,724	28,354	20,642	19,399
3/31/24	19,863	29,263	21,674	20,589
4/30/24	19,203	28,018	20,748	19,911
5/31/24	19,757	29,337	21,406	20,493
6/30/24	19,616	30,308	21,204	20,352
7/31/24	21,189	30,749	22,288	21,996
8/31/24	21,733	31,478	22,886	22,568
9/30/24	21,974	32,151	23,204	22,829
10/31/24	22,344	31,926	22,948	23,223
11/30/24	23,675	33,982	24,414	24,617
12/31/24	22,067	33,034	22,744	22,961
1/31/25	22,736	34,086	23,797	23,665
2/28/25	23,652	33,490	23,893	24,628
3/31/25	23,556	31,551	23,230	24,537

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	18.60%	16.29%	8.95%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%
WisdomTree U.S. High Dividend Index	19.18%	16.82%	9.39%

AssetsNet	$ 1,237,401,560
Holdings Count | Holding	380
Advisory Fees Paid, Amount	$ 4,327,355
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,237,401,560 # of Portfolio Holdings380 Portfolio Turnover Rate38% Investment Advisory Fees Paid$4,327,355
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Health Care	20.4%
Consumer Staples	19.8%
Financials	18.1%
Energy	13.5%
Utilities	9.5%
Real Estate	4.7%
Communication Services	4.3%
Consumer Discretionary	3.4%
Information Technology	3.1%
Materials	1.6%
Other Sectors	1.3%
Other Assets and Liabilities (Net)	0.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Philip Morris International, Inc.	5.5%
Johnson & Johnson	5.5%
Exxon Mobil Corp.	5.2%
AbbVie, Inc.	4.9%
Chevron Corp.	4.3%
Altria Group, Inc.	4.0%
PepsiCo, Inc.	3.8%
AT&T, Inc.	3.5%
Merck & Co., Inc.	2.7%
Gilead Sciences, Inc.	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033630
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. LargeCap Dividend Fund
Trading Symbol	DLN
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. LargeCap Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. LargeCap Dividend Fund	$30	0.28%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 12.26% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the Russell 1000 Value Index, which returned 7.18% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Information Technology and Health Care, driven by strong stock selection effects.

  Consumer Staples also contributed positively to performance, supported by favorable allocation effects.

  Financials detracted from performance due to a mix of poor allocation and selection effects.

  Industrials and Real Estate were also modest headwinds, each driven by negative stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree U.S. LargeCap Dividend Fund $	S&P 500® Index $	Russell 1000 Value Index $	WisdomTree U.S. LargeCap Dividend Index $
3/31/15	10,000	10,000	10,000	10,000
4/30/15	10,160	10,096	10,093	10,162
5/31/15	10,213	10,226	10,215	10,218
6/30/15	9,959	10,028	10,011	9,967
7/31/15	10,068	10,238	10,055	10,078
8/31/15	9,468	9,620	9,456	9,475
9/30/15	9,305	9,382	9,170	9,317
10/31/15	10,059	10,174	9,862	10,076
11/30/15	10,052	10,204	9,900	10,072
12/31/15	9,925	10,043	9,687	9,946
1/31/16	9,605	9,545	9,187	9,626
2/29/16	9,645	9,532	9,184	9,670
3/31/16	10,304	10,178	9,846	10,336
4/30/16	10,343	10,218	10,053	10,378
5/31/16	10,494	10,401	10,209	10,531
6/30/16	10,710	10,428	10,297	10,752
7/31/16	10,999	10,813	10,596	11,043
8/31/16	10,967	10,828	10,678	11,015
9/30/16	10,960	10,830	10,656	11,010
10/31/16	10,751	10,632	10,491	10,802
11/30/16	11,157	11,026	11,090	11,212
12/31/16	11,451	11,244	11,367	11,510
1/31/17	11,525	11,457	11,448	11,588
2/28/17	11,987	11,912	11,859	12,058
3/31/17	11,966	11,926	11,739	12,039
4/30/17	12,004	12,049	11,717	12,080
5/31/17	12,127	12,218	11,705	12,208
6/30/17	12,196	12,294	11,896	12,282
7/31/17	12,387	12,547	12,054	12,476
8/31/17	12,419	12,586	11,914	12,512
9/30/17	12,700	12,845	12,267	12,797
10/31/17	12,912	13,145	12,356	13,016
11/30/17	13,367	13,548	12,734	13,480
12/31/17	13,536	13,699	12,920	13,655
1/31/18	14,055	14,483	13,420	14,182
2/28/18	13,410	13,949	12,779	13,531
3/31/18	13,096	13,595	12,554	13,218
4/30/18	13,101	13,647	12,596	13,227
5/31/18	13,302	13,976	12,670	13,432
6/30/18	13,360	14,062	12,702	13,494
7/31/18	13,894	14,585	13,204	14,039
8/31/18	14,212	15,060	13,400	14,362
9/30/18	14,304	15,146	13,426	14,459
10/31/18	13,662	14,111	12,731	13,813
11/30/18	13,998	14,398	13,111	14,155
12/31/18	12,755	13,098	11,852	12,893
1/31/19	13,658	14,148	12,775	13,812
2/28/19	14,132	14,602	13,183	14,296
3/31/19	14,332	14,886	13,267	14,501
4/30/19	14,834	15,489	13,737	15,012
5/31/19	13,886	14,504	12,854	14,048
6/30/19	14,849	15,526	13,777	15,032
7/31/19	15,057	15,750	13,891	15,247
8/31/19	14,793	15,500	13,482	14,979
9/30/19	15,279	15,790	13,963	15,481
10/31/19	15,531	16,132	14,159	15,743
11/30/19	16,005	16,718	14,596	16,233
12/31/19	16,457	17,222	14,998	16,696
1/31/20	16,174	17,216	14,675	16,415
2/29/20	14,682	15,798	13,254	14,899
3/31/20	12,666	13,847	10,989	12,857
4/30/20	14,126	15,622	12,224	14,338
5/31/20	14,575	16,366	12,643	14,797
6/30/20	14,665	16,692	12,559	14,895
7/31/20	15,192	17,633	13,056	15,429
8/31/20	15,893	18,900	13,596	16,146
9/30/20	15,405	18,182	13,262	15,651
10/31/20	14,954	17,699	13,087	15,198
11/30/20	16,644	19,636	14,848	16,920
12/31/20	17,207	20,391	15,417	17,498
1/31/21	16,999	20,185	15,276	17,293
2/28/21	17,227	20,742	16,199	17,524
3/31/21	18,417	21,650	17,152	18,744
4/30/21	19,063	22,806	17,838	19,411
5/31/21	19,374	22,965	18,255	19,733
6/30/21	19,449	23,501	18,046	19,812
7/31/21	19,888	24,059	18,190	20,265
8/31/21	20,362	24,791	18,551	20,755
9/30/21	19,392	23,638	17,905	19,770
10/31/21	20,511	25,294	18,814	20,918
11/30/21	20,250	25,119	18,151	20,658
12/31/21	21,612	26,244	19,296	22,062
1/31/22	21,287	24,886	18,847	21,754
2/28/22	20,884	24,141	18,628	21,349
3/31/22	21,577	25,038	19,154	22,056
4/30/22	20,664	22,854	18,073	21,126
5/31/22	21,124	22,896	18,425	21,609
6/30/22	19,540	21,006	16,815	19,992
7/31/22	20,643	22,943	17,930	21,121
8/31/22	20,049	22,007	17,396	20,514
9/30/22	18,382	19,981	15,870	18,807
10/31/22	20,398	21,598	17,498	20,876
11/30/22	21,604	22,805	18,591	22,117
12/31/22	20,793	21,491	17,842	21,286
1/31/23	21,353	22,842	18,766	21,872
2/28/23	20,688	22,284	18,104	21,192
3/31/23	20,882	23,103	18,021	21,394
4/30/23	21,210	23,463	18,293	21,733
5/31/23	20,456	23,565	17,587	20,965
6/30/23	21,606	25,122	18,755	22,150
7/31/23	22,296	25,929	19,415	22,862
8/31/23	21,845	25,516	18,891	22,404
9/30/23	21,012	24,300	18,162	21,552
10/31/23	20,513	23,789	17,521	21,046
11/30/23	21,886	25,961	18,843	22,462
12/31/23	22,858	27,141	19,887	23,470
1/31/24	23,150	27,597	19,907	23,776
2/29/24	23,977	29,070	20,642	24,634
3/31/24	24,968	30,006	21,674	25,658
4/30/24	23,979	28,780	20,748	24,645
5/31/24	24,852	30,207	21,406	25,551
6/30/24	25,296	31,291	21,204	26,017
7/31/24	26,201	31,672	22,288	26,952
8/31/24	27,062	32,440	22,886	27,844
9/30/24	27,488	33,133	23,204	28,290
10/31/24	27,402	32,833	22,948	28,207
11/30/24	28,773	34,760	24,414	29,629
12/31/24	27,327	33,931	22,744	28,150
1/31/25	28,259	34,876	23,797	29,116
2/28/25	28,862	34,421	23,893	29,748
3/31/25	28,029	32,482	23,230	28,894

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	12.26%	17.22%	10.86%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 1000 Value Index	7.18%	16.15%	8.79%
WisdomTree U.S. LargeCap Dividend Index	12.61%	17.58%	11.19%

AssetsNet	$ 4,695,363,968
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 12,032,736
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,695,363,968 # of Portfolio Holdings305 Portfolio Turnover Rate16% Investment Advisory Fees Paid$12,032,736
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	18.7%
Information Technology	14.4%
Health Care	13.5%
Consumer Staples	13.1%
Energy	8.7%
Industrials	8.6%
Utilities	6.3%
Communication Services	6.2%
Real Estate	4.9%
Consumer Discretionary	4.3%
Other Sectors	1.1%
Other Assets and Liabilities (Net)	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

JPMorgan Chase & Co.	3.6%
Microsoft Corp.	3.4%
Apple, Inc.	3.3%
Johnson & Johnson	3.1%
Exxon Mobil Corp.	2.9%
AbbVie, Inc.	2.2%
NVIDIA Corp.	2.1%
Chevron Corp.	2.0%
Philip Morris International, Inc.	2.0%
PepsiCo, Inc.	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000042151
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. LargeCap Fund
Trading Symbol	EPS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. LargeCap Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. LargeCap Fund	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 8.46% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the S&P 500 Index, which returned 8.25% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Information Technology, driven by a mix of positive allocation and stock selection effects.

  Consumer Staples and Financials also contributed positively to performance, primarily due to favorable stock selection in the former and allocation effects in the latter.

  Consumer Discretionary detracted from performance due to poor stock selection effects.

  Energy was a modest headwind due to negative allocation effects resulting from an overweight to an underperforming sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree U.S. LargeCap Fund $29,983	S&P 500® Index $32,482	WisdomTree U.S. LargeCap Index $30,481
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,122	$10,096	$10,126
5/31/15	$10,218	$10,226	$10,223
6/30/15	$10,028	$10,028	$10,036
7/31/15	$10,149	$10,238	$10,157
8/31/15	$9,529	$9,620	$9,537
9/30/15	$9,295	$9,382	$9,305
10/31/15	$10,041	$10,174	$10,055
11/30/15	$10,067	$10,204	$10,084
12/31/15	$9,848	$10,043	$9,865
1/31/16	$9,299	$9,545	$9,314
2/29/16	$9,329	$9,532	$9,344
3/31/16	$9,955	$10,178	$9,976
4/30/16	$9,949	$10,218	$9,971
5/31/16	$10,099	$10,401	$10,126
6/30/16	$10,051	$10,428	$10,076
7/31/16	$10,428	$10,813	$10,459
8/31/16	$10,514	$10,828	$10,549
9/30/16	$10,500	$10,830	$10,536
10/31/16	$10,397	$10,632	$10,436
11/30/16	$10,962	$11,026	$11,009
12/31/16	$11,215	$11,244	$11,265
1/31/17	$11,395	$11,457	$11,450
2/28/17	$11,912	$11,912	$11,972
3/31/17	$11,877	$11,926	$11,940
4/30/17	$11,973	$12,049	$12,041
5/31/17	$12,110	$12,218	$12,182
6/30/17	$12,247	$12,294	$12,323
7/31/17	$12,476	$12,547	$12,556
8/31/17	$12,555	$12,586	$12,639
9/30/17	$12,816	$12,845	$12,905
10/31/17	$13,122	$13,145	$13,216
11/30/17	$13,591	$13,548	$13,694
12/31/17	$13,740	$13,699	$13,849
1/31/18	$14,423	$14,483	$14,539
2/28/18	$13,882	$13,949	$13,997
3/31/18	$13,479	$13,595	$13,593
4/30/18	$13,426	$13,647	$13,542
5/31/18	$13,670	$13,976	$13,794
6/30/18	$13,682	$14,062	$13,805
7/31/18	$14,214	$14,585	$14,348
8/31/18	$14,638	$15,060	$14,781
9/30/18	$14,654	$15,146	$14,800
10/31/18	$13,855	$14,111	$13,996
11/30/18	$14,052	$14,398	$14,200
12/31/18	$12,739	$13,098	$12,868
1/31/19	$13,828	$14,148	$13,975
2/28/19	$14,257	$14,602	$14,415
3/31/19	$14,413	$14,886	$14,575
4/30/19	$15,076	$15,489	$15,250
5/31/19	$13,942	$14,504	$14,098
6/30/19	$14,990	$15,526	$15,162
7/31/19	$15,323	$15,750	$15,503
8/31/19	$14,935	$15,500	$15,109
9/30/19	$15,362	$15,790	$15,541
10/31/19	$15,760	$16,132	$15,954
11/30/19	$16,384	$16,718	$16,587
12/31/19	$16,890	$17,222	$17,103
1/31/20	$16,641	$17,216	$16,854
2/29/20	$15,140	$15,798	$15,332
3/31/20	$13,023	$13,847	$13,184
4/30/20	$14,631	$15,622	$14,811
5/31/20	$15,284	$16,366	$15,480
6/30/20	$15,473	$16,692	$15,675
7/31/20	$16,158	$17,633	$16,368
8/31/20	$17,198	$18,900	$17,425
9/30/20	$16,586	$18,182	$16,807
10/31/20	$16,207	$17,699	$16,423
11/30/20	$18,188	$19,636	$18,433
12/31/20	$18,896	$20,391	$19,159
1/31/21	$18,765	$20,185	$19,026
2/28/21	$19,287	$20,742	$19,552
3/31/21	$20,460	$21,650	$20,740
4/30/21	$21,372	$22,806	$21,669
5/31/21	$21,689	$22,965	$21,990
6/30/21	$21,914	$23,501	$22,226
7/31/21	$22,379	$24,059	$22,702
8/31/21	$23,006	$24,791	$23,339
9/30/21	$21,902	$23,638	$22,218
10/31/21	$23,174	$25,294	$23,510
11/30/21	$22,831	$25,119	$23,162
12/31/21	$24,092	$26,244	$24,443
1/31/22	$23,140	$24,886	$23,480
2/28/22	$22,479	$24,141	$22,810
3/31/22	$23,158	$25,038	$23,498
4/30/22	$21,276	$22,854	$21,584
5/31/22	$21,487	$22,896	$21,802
6/30/22	$19,676	$21,006	$19,960
7/31/22	$21,216	$22,943	$21,530
8/31/22	$20,492	$22,007	$20,790
9/30/22	$18,601	$19,981	$18,865
10/31/22	$20,212	$21,598	$20,504
11/30/22	$21,410	$22,805	$21,721
12/31/22	$20,281	$21,491	$20,577
1/31/23	$21,525	$22,842	$21,844
2/28/23	$20,949	$22,284	$21,259
3/31/23	$21,440	$23,103	$21,766
4/30/23	$21,807	$23,463	$22,136
5/31/23	$21,655	$23,565	$21,986
6/30/23	$22,996	$25,122	$23,350
7/31/23	$23,946	$25,929	$24,317
8/31/23	$23,483	$25,516	$23,847
9/30/23	$22,608	$24,300	$22,957
10/31/23	$22,020	$23,789	$22,358
11/30/23	$23,790	$25,961	$24,148
12/31/23	$24,889	$27,141	$25,267
1/31/24	$25,341	$27,597	$25,729
2/29/24	$26,544	$29,070	$26,957
3/31/24	$27,645	$30,006	$28,078
4/30/24	$26,573	$28,780	$26,985
5/31/24	$27,675	$30,207	$28,111
6/30/24	$28,456	$31,291	$28,908
7/31/24	$28,962	$31,672	$29,425
8/31/24	$29,603	$32,440	$30,077
9/30/24	$30,145	$33,133	$30,636
10/31/24	$30,064	$32,833	$30,555
11/30/24	$31,919	$34,760	$32,444
12/31/24	$30,856	$33,931	$31,370
1/31/25	$32,027	$34,876	$32,561
2/28/25	$31,613	$34,421	$32,138
3/31/25	$29,983	$32,482	$30,481

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	8.46%	18.15%	11.61%
S&P 500® Index	8.25%	18.59%	12.50%
WisdomTree U.S. LargeCap Index	8.56%	18.25%	11.79%

AssetsNet	$ 1,039,317,272
Holdings Count | Holding	503
Advisory Fees Paid, Amount	$ 785,822
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,039,317,272 # of Portfolio Holdings503 Portfolio Turnover Rate16% Investment Advisory Fees Paid$785,822
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	22.7%
Financials	17.9%
Communication Services	12.6%
Health Care	12.0%
Consumer Discretionary	10.0%
Industrials	7.6%
Consumer Staples	6.2%
Energy	5.7%
Utilities	2.5%
Materials	1.5%
Other Sectors	1.3%
Other Assets and Liabilities (Net)	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Apple, Inc.	5.5%
Alphabet, Inc.	5.3%
Amazon.com, Inc.	5.2%
Microsoft Corp.	4.5%
NVIDIA Corp.	4.1%
Meta Platforms, Inc.	3.7%
JPMorgan Chase & Co.	2.5%
Berkshire Hathaway, Inc.	2.3%
Exxon Mobil Corp.	1.8%
Johnson & Johnson	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033631
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. MidCap Dividend Fund
Trading Symbol	DON
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. MidCap Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Dividend Fund	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 3.74% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the Russell Mid Cap Value Index, which returned 2.27% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Utilities and Health Care, driven by strong stock selection effects in the former and allocation effects in the latter.

  Materials also contributed positively to performance, primarily due to favorable stock selection.

  Energy detracted from performance due to poor stock selection effects.

  Consumer Discretionary and Real Estate were also modest headwinds, each due to negative stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree U.S. MidCap Dividend Fund $	Russell 3000 Index $	Russell Midcap Value Index $	S&P MidCap 400 Index $	WisdomTree U.S. MidCap Dividend Index $
3/31/15	10,000	10,000	10,000	10,000	10,000
4/30/15	9,863	10,045	9,886	9,851	9,872
5/31/15	9,915	10,184	10,061	10,026	9,927
6/30/15	9,661	10,014	9,803	9,894	9,675
7/31/15	9,778	10,181	9,790	9,907	9,796
8/31/15	9,345	9,567	9,327	9,355	9,364
9/30/15	9,143	9,288	9,016	9,053	9,164
10/31/15	9,773	10,021	9,566	9,563	9,800
11/30/15	9,810	10,077	9,594	9,693	9,838
12/31/15	9,596	9,870	9,297	9,289	9,626
1/31/16	9,274	9,313	8,783	8,760	9,305
2/29/16	9,453	9,310	8,845	8,884	9,486
3/31/16	10,298	9,966	9,661	9,640	10,338
4/30/16	10,379	10,028	9,869	9,758	10,423
5/31/16	10,570	10,207	10,030	9,984	10,618
6/30/16	10,777	10,228	10,122	10,025	10,830
7/31/16	11,103	10,634	10,551	10,456	11,161
8/31/16	11,037	10,661	10,528	10,508	11,099
9/30/16	11,045	10,678	10,572	10,441	11,111
10/31/16	10,775	10,447	10,316	10,162	10,846
11/30/16	11,376	10,914	10,961	10,975	11,455
12/31/16	11,544	11,127	11,156	11,215	11,630
1/31/17	11,715	11,337	11,344	11,403	11,811
2/28/17	12,021	11,758	11,661	11,702	12,120
3/31/17	11,999	11,766	11,576	11,657	12,100
4/30/17	12,039	11,891	11,597	11,755	12,144
5/31/17	11,884	12,013	11,562	11,697	11,991
6/30/17	12,087	12,121	11,734	11,887	12,201
7/31/17	12,185	12,350	11,889	11,992	12,303
8/31/17	12,045	12,373	11,667	11,807	12,164
9/30/17	12,444	12,675	11,985	12,270	12,570
10/31/17	12,580	12,952	12,082	12,547	12,711
11/30/17	13,118	13,345	12,490	13,009	13,257
12/31/17	13,260	13,478	12,645	13,037	13,409
1/31/18	13,495	14,189	12,935	13,412	13,649
2/28/18	12,807	13,666	12,298	12,817	12,958
3/31/18	12,874	13,392	12,328	12,936	13,028
4/30/18	12,982	13,442	12,389	12,903	13,142
5/31/18	13,350	13,822	12,524	13,435	13,523
6/30/18	13,571	13,912	12,625	13,492	13,746
7/31/18	13,915	14,374	12,968	13,730	14,099
8/31/18	14,202	14,879	13,145	14,168	14,397
9/30/18	14,095	14,903	13,041	14,013	14,293
10/31/18	13,132	13,806	12,101	12,675	13,316
11/30/18	13,458	14,083	12,392	13,071	13,651
12/31/18	12,163	12,772	11,091	11,592	12,336
1/31/19	13,479	13,868	12,232	12,805	13,680
2/28/19	13,758	14,356	12,622	13,348	13,965
3/31/19	13,803	14,566	12,685	13,272	14,014
4/30/19	14,181	15,147	13,103	13,805	14,405
5/31/19	13,142	14,167	12,262	12,705	13,350
6/30/19	14,083	15,162	13,090	13,676	14,312
7/31/19	14,199	15,387	13,198	13,838	14,433
8/31/19	13,576	15,074	12,733	13,258	13,795
9/30/19	14,207	15,338	13,250	13,664	14,446
10/31/19	14,410	15,668	13,321	13,818	14,655
11/30/19	14,653	16,264	13,676	14,229	14,910
12/31/19	15,012	16,734	14,092	14,629	15,284
1/31/20	14,594	16,715	13,818	14,247	14,860
2/29/20	13,048	15,347	12,450	12,895	13,289
3/31/20	9,623	13,236	9,624	10,284	9,781
4/30/20	10,819	14,989	10,909	11,743	11,006
5/31/20	11,210	15,791	11,415	12,602	11,397
6/30/20	11,382	16,152	11,543	12,760	11,578
7/31/20	11,823	17,069	12,089	13,348	12,030
8/31/20	12,112	18,306	12,567	13,817	12,324
9/30/20	11,684	17,639	12,283	13,369	11,894
10/31/20	11,917	17,258	12,397	13,659	12,144
11/30/20	13,573	19,358	14,137	15,609	13,835
12/31/20	14,202	20,229	14,792	16,627	14,478
1/31/21	14,381	20,139	14,758	16,878	14,672
2/28/21	15,402	20,768	15,901	18,025	15,724
3/31/21	16,506	21,513	16,722	18,867	16,857
4/30/21	17,199	22,622	17,531	19,717	17,572
5/31/21	17,597	22,725	17,877	19,755	17,990
6/30/21	17,233	23,285	17,669	19,553	17,619
7/31/21	17,219	23,679	17,778	19,620	17,611
8/31/21	17,663	24,354	18,159	20,003	18,069
9/30/21	17,129	23,262	17,490	19,209	17,528
10/31/21	17,914	24,835	18,422	20,339	18,336
11/30/21	17,510	24,457	17,862	19,742	17,928
12/31/21	18,489	25,420	18,983	20,744	18,941
1/31/22	18,043	23,924	18,173	19,249	18,502
2/28/22	18,216	23,322	18,088	19,463	18,683
3/31/22	18,514	24,078	18,638	19,733	18,996
4/30/22	17,588	21,917	17,530	18,330	18,052
5/31/22	18,190	21,888	17,867	18,467	18,670
6/30/22	16,411	20,057	15,903	16,691	16,843
7/31/22	17,809	21,938	17,271	18,502	18,286
8/31/22	17,566	21,120	16,743	17,928	18,040
9/30/22	15,973	19,161	15,119	16,279	16,405
10/31/22	17,741	20,733	16,547	17,992	18,225
11/30/22	18,595	21,815	17,593	19,093	19,110
12/31/22	17,609	20,537	16,699	18,035	18,103
1/31/23	19,037	21,952	18,048	19,699	19,580
2/28/23	18,459	21,439	17,470	19,342	18,991
3/31/23	17,652	22,012	16,920	18,722	18,186
4/30/23	17,659	22,247	16,921	18,575	18,198
5/31/23	16,807	22,333	16,170	17,982	17,323
6/30/23	18,231	23,858	17,573	19,630	18,802
7/31/23	19,180	24,713	18,338	20,440	19,784
8/31/23	18,654	24,236	17,689	19,848	19,246
9/30/23	17,864	23,082	16,789	18,805	18,434
10/31/23	17,190	22,470	15,958	17,801	17,747
11/30/23	18,623	24,565	17,462	19,316	19,236
12/31/23	20,072	25,868	18,822	20,999	20,745
1/31/24	19,654	26,155	18,485	20,640	20,316
2/29/24	20,344	27,571	19,368	21,866	21,037
3/31/24	21,566	28,460	20,371	23,090	22,310
4/30/24	20,459	27,208	19,305	21,700	21,169
5/31/24	21,284	28,493	19,998	22,652	22,032
6/30/24	20,805	29,375	19,677	22,294	21,543
7/31/24	22,310	29,922	20,866	23,588	23,104
8/31/24	22,427	30,573	21,260	23,570	23,235
9/30/24	22,876	31,205	21,661	23,842	23,707
10/31/24	22,779	30,976	21,388	23,674	23,618
11/30/24	24,812	33,037	22,963	25,760	25,736
12/31/24	22,905	32,027	21,282	23,924	23,762
1/31/25	23,571	33,038	22,031	24,845	24,460
2/28/25	23,190	32,405	21,629	23,765	24,073
3/31/25	22,372	30,515	20,833	22,465	23,225

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	3.74%	18.38%	8.39%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Value Index	2.27%	16.70%	7.62%
S&P MidCap 400 Index	-2.71%	16.91%	8.43%
WisdomTree U.S. MidCap Dividend Index	4.10%	18.88%	8.79%

AssetsNet	$ 3,623,433,671
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 13,995,327
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,623,433,671 # of Portfolio Holdings333 Portfolio Turnover Rate27% Investment Advisory Fees Paid$13,995,327
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	24.8%
Industrials	14.5%
Consumer Discretionary	10.9%
Real Estate	10.4%
Utilities	9.1%
Consumer Staples	7.7%
Materials	7.3%
Energy	5.9%
Information Technology	3.9%
Health Care	3.0%
Other Sectors	2.4%
Other Assets and Liabilities (Net)	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Evergy, Inc.	1.5%
Gaming & Leisure Properties, Inc.	1.3%
CNA Financial Corp.	1.3%
Conagra Brands, Inc.	1.1%
Hormel Foods Corp.	1.0%
American Financial Group, Inc.	1.0%
Pinnacle West Capital Corp.	1.0%
Fidelity National Financial, Inc.	0.9%
Alliant Energy Corp.	0.9%
NiSource, Inc.	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000042152
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. MidCap Fund
Trading Symbol	EZM
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. MidCap Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Fund	$38	0.38%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned -1.27% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the S&P MidCap 400 Index, which returned -2.71% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Health Care and Consumer Staples, driven by a blend of strong stock selection and allocation effects in each.

  Financials also contributed positively to performance, primarily due to favorable allocation effects.

  Energy detracted significantly from performance due to poor stock selection effects.

  Industrials and Consumer Discretionary were also notable headwinds due to poor stock selection in the former and negative allocation effects in the later.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree U.S. MidCap Fund $	Russell 3000 Index $	Russell Midcap Value Index $	S&P MidCap 400 Index $	WisdomTree U.S. MidCap Index $
3/31/15	10,000	10,000	10,000	10,000	10,000
4/30/15	9,904	10,045	9,886	9,851	9,905
5/31/15	9,977	10,184	10,061	10,026	9,982
6/30/15	9,869	10,014	9,803	9,894	9,876
7/31/15	9,831	10,181	9,790	9,907	9,840
8/31/15	9,324	9,567	9,327	9,355	9,334
9/30/15	8,968	9,288	9,016	9,053	8,979
10/31/15	9,511	10,021	9,566	9,563	9,526
11/30/15	9,600	10,077	9,594	9,693	9,617
12/31/15	9,134	9,870	9,297	9,289	9,153
1/31/16	8,586	9,313	8,783	8,760	8,604
2/29/16	8,738	9,310	8,845	8,884	8,757
3/31/16	9,470	9,966	9,661	9,640	9,495
4/30/16	9,599	10,028	9,869	9,758	9,626
5/31/16	9,755	10,207	10,030	9,984	9,786
6/30/16	9,619	10,228	10,122	10,025	9,649
7/31/16	10,030	10,634	10,551	10,456	10,065
8/31/16	10,130	10,661	10,528	10,508	10,168
9/30/16	10,133	10,678	10,572	10,441	10,172
10/31/16	9,839	10,447	10,316	10,162	9,879
11/30/16	10,696	10,914	10,961	10,975	10,746
12/31/16	10,934	11,127	11,156	11,215	10,991
1/31/17	11,077	11,337	11,344	11,403	11,137
2/28/17	11,275	11,758	11,661	11,702	11,338
3/31/17	11,300	11,766	11,576	11,657	11,364
4/30/17	11,415	11,891	11,597	11,755	11,485
5/31/17	11,248	12,013	11,562	11,697	11,320
6/30/17	11,529	12,121	11,734	11,887	11,607
7/31/17	11,609	12,350	11,889	11,992	11,690
8/31/17	11,487	12,373	11,667	11,807	11,570
9/30/17	11,984	12,675	11,985	12,270	12,074
10/31/17	12,210	12,952	12,082	12,547	12,305
11/30/17	12,725	13,345	12,490	13,009	12,830
12/31/17	12,817	13,478	12,645	13,037	12,927
1/31/18	13,186	14,189	12,935	13,412	13,303
2/28/18	12,507	13,666	12,298	12,817	12,620
3/31/18	12,517	13,392	12,328	12,936	12,635
4/30/18	12,481	13,442	12,389	12,903	12,603
5/31/18	12,912	13,822	12,524	13,435	13,043
6/30/18	13,047	13,912	12,625	13,492	13,183
7/31/18	13,340	14,374	12,968	13,730	13,481
8/31/18	13,756	14,879	13,145	14,168	13,906
9/30/18	13,478	14,903	13,041	14,013	13,629
10/31/18	12,284	13,806	12,101	12,675	12,422
11/30/18	12,653	14,083	12,392	13,071	12,798
12/31/18	11,240	12,772	11,091	11,592	11,372
1/31/19	12,654	13,868	12,232	12,805	12,808
2/28/19	13,192	14,356	12,622	13,348	13,357
3/31/19	12,920	14,566	12,685	13,272	13,084
4/30/19	13,475	15,147	13,103	13,805	13,655
5/31/19	12,213	14,167	12,262	12,705	12,377
6/30/19	13,189	15,162	13,090	13,676	13,370
7/31/19	13,245	15,387	13,198	13,838	13,430
8/31/19	12,595	15,074	12,733	13,258	12,776
9/30/19	13,074	15,338	13,250	13,664	13,267
10/31/19	13,306	15,668	13,321	13,818	13,505
11/30/19	13,710	16,264	13,676	14,229	13,921
12/31/19	14,011	16,734	14,092	14,629	14,233
1/31/20	13,502	16,715	13,818	14,247	13,718
2/29/20	12,071	15,347	12,450	12,895	12,265
3/31/20	8,857	13,236	9,624	10,284	8,996
4/30/20	10,203	14,989	10,909	11,743	10,367
5/31/20	10,783	15,791	11,415	12,602	10,959
6/30/20	10,968	16,152	11,543	12,760	11,154
7/31/20	11,389	17,069	12,089	13,348	11,579
8/31/20	11,937	18,306	12,567	13,817	12,143
9/30/20	11,535	17,639	12,283	13,369	11,738
10/31/20	11,927	17,258	12,397	13,659	12,142
11/30/20	13,915	19,358	14,137	15,609	14,172
12/31/20	14,782	20,229	14,792	16,627	15,056
1/31/21	14,996	20,139	14,758	16,878	15,282
2/28/21	16,288	20,768	15,901	18,025	16,602
3/31/21	17,297	21,513	16,722	18,867	17,640
4/30/21	18,028	22,622	17,531	19,717	18,393
5/31/21	18,283	22,725	17,877	19,755	18,656
6/30/21	17,862	23,285	17,669	19,553	18,232
7/31/21	17,971	23,679	17,778	19,620	18,348
8/31/21	18,363	24,354	18,159	20,003	18,754
9/30/21	17,831	23,262	17,490	19,209	18,217
10/31/21	18,589	24,835	18,422	20,339	18,998
11/30/21	18,253	24,457	17,862	19,742	18,659
12/31/21	19,339	25,420	18,983	20,744	19,775
1/31/22	18,342	23,924	18,173	19,249	18,755
2/28/22	18,720	23,322	18,088	19,463	19,150
3/31/22	18,841	24,078	18,638	19,733	19,280
4/30/22	17,545	21,917	17,530	18,330	17,957
5/31/22	17,914	21,888	17,867	18,467	18,340
6/30/22	15,925	20,057	15,903	16,691	16,307
7/31/22	17,461	21,938	17,271	18,502	17,888
8/31/22	16,949	21,120	16,743	17,928	17,367
9/30/22	15,273	19,161	15,119	16,279	15,652
10/31/22	16,979	20,733	16,547	17,992	17,406
11/30/22	18,057	21,815	17,593	19,093	18,521
12/31/22	16,995	20,537	16,699	18,035	17,437
1/31/23	18,874	21,952	18,048	19,699	19,375
2/28/23	18,476	21,439	17,470	19,342	18,971
3/31/23	17,428	22,012	16,920	18,722	17,899
4/30/23	17,278	22,247	16,921	18,575	17,748
5/31/23	16,745	22,333	16,170	17,982	17,208
6/30/23	18,615	23,858	17,573	19,630	19,139
7/31/23	19,514	24,713	18,338	20,440	20,071
8/31/23	18,924	24,236	17,689	19,848	19,471
9/30/23	17,894	23,082	16,789	18,805	18,415
10/31/23	16,829	22,470	15,958	17,801	17,317
11/30/23	18,434	24,565	17,462	19,316	18,979
12/31/23	20,294	25,868	18,822	20,999	20,911
1/31/24	19,859	26,155	18,485	20,640	20,469
2/29/24	20,563	27,571	19,368	21,866	21,202
3/31/24	21,693	28,460	20,371	23,090	22,373
4/30/24	20,329	27,208	19,305	21,700	20,972
5/31/24	21,107	28,493	19,998	22,652	21,782
6/30/24	20,567	29,375	19,677	22,294	21,227
7/31/24	22,207	29,922	20,866	23,588	22,927
8/31/24	22,007	30,573	21,260	23,570	22,727
9/30/24	22,250	31,205	21,661	23,842	22,983
10/31/24	22,018	30,976	21,388	23,674	22,751
11/30/24	24,145	33,037	22,963	25,760	24,957
12/31/24	22,391	32,027	21,282	23,924	23,154
1/31/25	23,187	33,038	22,031	24,845	23,985
2/28/25	22,459	32,405	21,629	23,765	23,235
3/31/25	21,418	30,515	20,833	22,465	22,164

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	-1.27%	19.32%	7.91%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Value Index	2.27%	16.70%	7.62%
S&P MidCap 400 Index	-2.71%	16.91%	8.43%
WisdomTree U.S. MidCap Index	-0.93%	19.76%	8.28%

AssetsNet	$ 747,398,008
Holdings Count | Holding	556
Advisory Fees Paid, Amount	$ 3,046,534
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$747,398,008 # of Portfolio Holdings556 Portfolio Turnover Rate40% Investment Advisory Fees Paid$3,046,534
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	20.0%
Consumer Discretionary	17.0%
Industrials	16.2%
Health Care	8.8%
Consumer Staples	7.9%
Information Technology	7.3%
Energy	6.7%
Materials	4.8%
Communication Services	4.0%
Real Estate	3.5%
Other Sectors	3.7%
Other Assets and Liabilities (Net)	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Fox Corp.	1.1%
Ovintiv, Inc.	0.9%
Walgreens Boots Alliance, Inc.	0.9%
Aptiv PLC	0.9%
Albertsons Cos., Inc.	0.8%
AES Corp.	0.7%
Globe Life, Inc.	0.7%
Bunge Global SA	0.7%
APA Corp.	0.7%
Roivant Sciences Ltd.	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000247879
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. MidCap Quality Growth Fund
Trading Symbol	QMID
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. MidCap Quality Growth Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Quality Growth Fund	$36	0.38%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned -8.31% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the Russell Mid Cap Growth Index, which returned 3.57% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposure to Health Care, driven by strong stock selection and positive allocation effects.

  Consumer Staples also contributed positively to performance, primarily due to strong stock selection effects.

  Information Technology detracted significantly from performance due to a combination of poor stock selection and negative allocation effects.

  Energy and Industrials were also notable headwinds, each driven by a mix of negative selection and allocation effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree U.S. MidCap Quality Growth Fund $10,306	Russell 1000 Index $11,677	Russell Midcap Growth Index $11,354	Russell Midcap Index $11,312	WisdomTree U.S. Quality Growth MidCap Index $10,315
1/25/24	$10,000	$10,000	$10,000	$10,000	$10,000
1/31/24	$9,976	$9,956	$9,957	$10,008	$9,979
2/29/24	$10,769	$10,494	$10,706	$10,567	$10,772
3/31/24	$11,240	$10,830	$10,962	$11,026	$11,248
4/30/24	$10,370	$10,369	$10,325	$10,430	$10,382
5/31/24	$10,676	$10,857	$10,435	$10,728	$10,689
6/30/24	$10,552	$11,217	$10,610	$10,657	$10,567
7/31/24	$11,075	$11,380	$10,674	$11,159	$11,080
8/31/24	$10,970	$11,650	$10,939	$11,385	$10,961
9/30/24	$11,119	$11,899	$11,304	$11,638	$11,105
10/31/24	$10,994	$11,816	$11,501	$11,576	$10,983
11/30/24	$11,924	$12,576	$13,034	$12,597	$11,919
12/31/24	$10,998	$12,226	$12,224	$11,710	$11,000
1/31/25	$11,425	$12,615	$13,004	$12,209	$11,430
2/28/25	$10,717	$12,394	$12,263	$11,861	$10,726
3/31/25	$10,306	$11,677	$11,354	$11,312	$10,315

Average Annual Return [Table Text Block]
	1 Year	Since Inception 1/25/24
Fund NAV Returns	-8.31%	2.58%
Russell 1000 Index	7.82%	13.99%
Russell Midcap Growth Index	3.57%	11.32%
Russell Midcap Index	2.59%	10.98%
WisdomTree U.S. Quality Growth MidCap Index	-8.29%	2.66%

AssetsNet	$ 1,265,699
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 6,797
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,265,699 # of Portfolio Holdings130 Portfolio Turnover Rate50% Investment Advisory Fees Paid$6,797
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	22.5%
Consumer Discretionary	17.8%
Health Care	13.9%
Information Technology	11.0%
Financials	9.3%
Consumer Staples	8.6%
Energy	8.5%
Materials	5.1%
Communication Services	3.3%
Other Assets and Liabilities (Net)	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

BJ's Wholesale Club Holdings, Inc.	1.5%
Jack Henry & Associates, Inc.	1.4%
Chewy, Inc.	1.3%
Tenet Healthcare Corp.	1.3%
Pilgrim's Pride Corp.	1.3%
TKO Group Holdings, Inc.	1.2%
Paycom Software, Inc.	1.2%
Performance Food Group Co.	1.2%
Pool Corp.	1.2%
Liberty Broadband Corp.	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000189527
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Multifactor Fund
Trading Symbol	USMF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. Multifactor Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Multifactor Fund	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 8.20% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the S&P 500® Index, which returned 8.25% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Communication Services and Information Technology, driven by strong stock selection effects.

  Consumer Staples also contributed positively to performance, supported by favorable selection and allocation effects.

  Energy, Consumer Discretionary and Industrials detracted from performance due to poor stock selection effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree U.S. Multifactor Fund $	S&P 500 Equal Weight Index $	S&P 500® Index $	Russell 3000 Index $	WisdomTree U.S. Multifactor Index $
6/29/17	10,000	10,000	10,000	10,000	10,000
6/30/17	10,028	10,029	10,016	10,015	10,025
7/31/17	10,234	10,190	10,222	10,204	10,235
8/31/17	10,287	10,095	10,253	10,223	10,285
9/30/17	10,532	10,390	10,465	10,473	10,526
10/31/17	10,726	10,505	10,709	10,701	10,718
11/30/17	11,144	10,907	11,037	11,026	11,136
12/31/17	11,270	11,036	11,160	11,136	11,256
1/31/18	11,811	11,529	11,799	11,723	11,801
2/28/18	11,364	11,028	11,364	11,291	11,357
3/31/18	11,390	10,925	11,075	11,065	11,387
4/30/18	11,520	10,969	11,118	11,107	11,520
5/31/18	11,696	11,125	11,385	11,420	11,698
6/30/18	11,811	11,231	11,456	11,495	11,812
7/31/18	12,142	11,591	11,882	11,876	12,148
8/31/18	12,666	11,823	12,269	12,293	12,676
9/30/18	12,601	11,839	12,339	12,314	12,612
10/31/18	11,789	10,987	11,495	11,407	11,800
11/30/18	11,957	11,290	11,730	11,636	11,970
12/31/18	10,791	10,193	10,671	10,553	10,797
1/31/19	11,575	11,198	11,526	11,458	11,584
2/28/19	11,971	11,610	11,896	11,861	11,983
3/31/19	11,988	11,713	12,127	12,035	12,004
4/30/19	12,360	12,135	12,618	12,515	12,379
5/31/19	11,831	11,298	11,816	11,705	11,847
6/30/19	12,480	12,149	12,649	12,527	12,505
7/31/19	12,650	12,254	12,831	12,714	12,681
8/31/19	12,484	11,873	12,627	12,454	12,517
9/30/19	12,657	12,242	12,864	12,673	12,692
10/31/19	12,823	12,398	13,142	12,946	12,860
11/30/19	13,203	12,818	13,619	13,438	13,246
12/31/19	13,381	13,174	14,030	13,826	13,427
1/31/20	13,414	12,934	14,025	13,811	13,465
2/29/20	12,276	11,772	12,870	12,680	12,323
3/31/20	10,374	9,657	11,281	10,936	10,396
4/30/20	11,776	11,052	12,727	12,385	11,792
5/31/20	12,375	11,572	13,333	13,047	12,397
6/30/20	12,633	11,755	13,598	13,345	12,658
7/31/20	13,272	12,324	14,365	14,103	13,297
8/31/20	13,738	12,874	15,398	15,125	13,768
9/30/20	13,273	12,548	14,812	14,574	13,303
10/31/20	13,048	12,472	14,419	14,260	13,082
11/30/20	14,309	14,255	15,997	15,994	14,352
12/31/20	14,974	14,864	16,612	16,714	15,020
1/31/21	15,110	14,744	16,444	16,640	15,163
2/28/21	15,493	15,640	16,898	17,160	15,549
3/31/21	16,164	16,572	17,638	17,775	16,225
4/30/21	16,583	17,357	18,579	18,691	16,650
5/31/21	16,810	17,690	18,709	18,776	16,881
6/30/21	16,840	17,715	19,145	19,239	16,911
7/31/21	17,106	17,944	19,600	19,565	17,183
8/31/21	17,474	18,372	20,196	20,123	17,559
9/30/21	16,731	17,676	19,257	19,220	16,820
10/31/21	17,437	18,617	20,606	20,519	17,532
11/30/21	16,963	18,144	20,463	20,207	17,061
12/31/21	18,130	19,268	21,380	21,003	18,242
1/31/22	17,382	18,431	20,274	19,767	17,496
2/28/22	17,331	18,273	19,667	19,269	17,445
3/31/22	17,730	18,745	20,397	19,894	17,853
4/30/22	16,832	17,544	18,619	18,109	16,948
5/31/22	17,205	17,719	18,653	18,085	17,336
6/30/22	15,814	16,054	17,113	16,572	15,932
7/31/22	16,698	17,450	18,691	18,126	16,829
8/31/22	16,224	16,838	17,929	17,450	16,353
9/30/22	14,943	15,284	16,277	15,832	15,063
10/31/22	16,562	16,781	17,595	17,130	16,698
11/30/22	17,363	17,905	18,579	18,024	17,508
12/31/22	16,543	17,063	17,508	16,969	16,688
1/31/23	17,273	18,324	18,608	18,138	17,426
2/28/23	16,705	17,719	18,154	17,714	16,857
3/31/23	16,546	17,563	18,821	18,187	16,697
4/30/23	16,537	17,622	19,115	18,381	16,693
5/31/23	16,074	16,955	19,198	18,453	16,228
6/30/23	17,152	18,263	20,466	19,713	17,322
7/31/23	17,573	18,894	21,124	20,419	17,751
8/31/23	17,436	18,298	20,787	20,025	17,618
9/30/23	17,077	17,369	19,796	19,071	17,263
10/31/23	16,708	16,660	19,380	18,566	16,894
11/30/23	18,028	18,183	21,150	20,297	18,144
12/31/23	18,772	19,430	22,111	21,373	18,901
1/31/24	19,308	19,270	22,482	21,610	19,443
2/29/24	20,021	20,072	23,683	22,780	20,170
3/31/24	20,821	20,967	24,445	23,515	20,983
4/30/24	19,756	19,947	23,446	22,480	19,910
5/31/24	20,481	20,509	24,609	23,542	20,650
6/30/24	20,407	20,416	25,492	24,271	20,578
7/31/24	21,224	21,332	25,802	24,722	21,411
8/31/24	21,929	21,864	26,428	25,260	22,127
9/30/24	22,024	22,375	26,992	25,783	22,226
10/31/24	21,992	22,012	26,748	25,594	22,201
11/30/24	23,722	23,425	28,318	27,296	23,955
12/31/24	22,461	21,957	27,643	26,462	22,687
1/31/25	23,306	22,727	28,413	27,297	23,542
2/28/25	23,139	22,588	28,042	26,774	23,372
3/31/25	22,528	21,824	26,462	25,212	22,758

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 6/29/17
Fund NAV Returns	8.20%	16.78%	11.04%
S&P 500 Equal Weight Index	4.09%	17.71%	10.58%
S&P 500® Index	8.25%	18.59%	13.36%
Russell 3000 Index	7.22%	18.18%	12.66%
WisdomTree U.S. Multifactor Index	8.46%	16.97%	11.18%

AssetsNet	$ 370,056,464
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 930,898
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$370,056,464 # of Portfolio Holdings201 Portfolio Turnover Rate109% Investment Advisory Fees Paid$930,898
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	29.1%
Financials	14.6%
Health Care	11.0%
Consumer Discretionary	10.5%
Communication Services	9.8%
Industrials	8.3%
Consumer Staples	6.0%
Energy	3.8%
Utilities	2.4%
Real Estate	2.3%
Other Sectors	2.1%
Other Assets and Liabilities (Net)	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

VeriSign, Inc.	1.7%
Juniper Networks, Inc.	1.6%
Roper Technologies, Inc.	1.4%
Motorola Solutions, Inc.	1.4%
Teledyne Technologies, Inc.	1.3%
International Business Machines Corp.	1.2%
Cognizant Technology Solutions Corp.	1.2%
CCC Intelligent Solutions Holdings, Inc.	1.2%
Verizon Communications, Inc.	1.2%
AT&T, Inc.	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000126584
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Quality Dividend Growth Fund
Trading Symbol	DGRW
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Quality Dividend Growth Fund	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 6.39% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the Russell 3000 Index, which returned 7.22% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited significantly from its exposure to Information Technology, driven by strong allocation and stock selection effects.

  Energy also contributed positively to performance, primarily due to favorable allocation effects.

  Industrials, Consumer Discretionary and Consumer Staples were also notable headwinds, each driven by negative stock selection.

  Allocating to the highest-quality companies was detrimental during the period, as lower-quality companies outperformed those with better quality metrics. The first and second quintiles of companies sorted by return-on-equity (ROE) produced negative performance effects, primarily due to stock selection.

  Underweighting the fifth quintile, representing the lowest-quality companies by ROE, was beneficial for performance, but not enough to offset headwinds from the other quintiles.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree U.S. Quality Dividend Growth Fund $	S&P 500® Index $	Russell 3000 Index $	WisdomTree U.S. Quality Dividend Growth Index $
3/31/15	10,000	10,000	10,000	10,000
4/30/15	10,067	10,096	10,045	10,071
5/31/15	10,179	10,226	10,184	10,183
6/30/15	9,965	10,028	10,014	9,973
7/31/15	10,068	10,238	10,181	10,079
8/31/15	9,450	9,620	9,567	9,460
9/30/15	9,269	9,382	9,288	9,279
10/31/15	10,087	10,174	10,021	10,101
11/30/15	10,095	10,204	10,077	10,111
12/31/15	9,881	10,043	9,870	9,897
1/31/16	9,436	9,545	9,313	9,454
2/29/16	9,563	9,532	9,310	9,584
3/31/16	10,225	10,178	9,966	10,252
4/30/16	10,182	10,218	10,028	10,210
5/31/16	10,297	10,401	10,207	10,330
6/30/16	10,379	10,428	10,228	10,414
7/31/16	10,778	10,813	10,634	10,811
8/31/16	10,710	10,828	10,661	10,745
9/30/16	10,685	10,830	10,678	10,724
10/31/16	10,468	10,632	10,447	10,508
11/30/16	10,923	11,026	10,914	10,972
12/31/16	11,063	11,244	11,127	11,114
1/31/17	11,276	11,457	11,337	11,332
2/28/17	11,795	11,912	11,758	11,859
3/31/17	11,860	11,926	11,766	11,927
4/30/17	12,046	12,049	11,891	12,118
5/31/17	12,247	12,218	12,013	12,325
6/30/17	12,345	12,294	12,121	12,424
7/31/17	12,463	12,547	12,350	12,549
8/31/17	12,574	12,586	12,373	12,665
9/30/17	12,888	12,845	12,675	12,983
10/31/17	13,231	13,145	12,952	13,333
11/30/17	13,840	13,548	13,345	13,953
12/31/17	14,043	13,699	13,478	14,164
1/31/18	14,792	14,483	14,189	14,922
2/28/18	14,177	13,949	13,666	14,305
3/31/18	13,752	13,595	13,392	13,880
4/30/18	13,680	13,647	13,442	13,809
5/31/18	14,062	13,976	13,822	14,194
6/30/18	14,040	14,062	13,912	14,177
7/31/18	14,675	14,585	14,374	14,822
8/31/18	15,089	15,060	14,879	15,245
9/30/18	15,276	15,146	14,903	15,435
10/31/18	14,309	14,111	13,806	14,461
11/30/18	14,653	14,398	14,083	14,811
12/31/18	13,310	13,098	12,772	13,451
1/31/19	14,149	14,148	13,868	14,320
2/28/19	14,761	14,602	14,356	14,941
3/31/19	15,024	14,886	14,566	15,205
4/30/19	15,488	15,489	15,147	15,681
5/31/19	14,353	14,504	14,167	14,518
6/30/19	15,349	15,526	15,162	15,534
7/31/19	15,675	15,750	15,387	15,870
8/31/19	15,494	15,500	15,074	15,683
9/30/19	15,946	15,790	15,338	16,156
10/31/19	16,261	16,132	15,668	16,480
11/30/19	16,866	16,718	16,264	17,126
12/31/19	17,242	17,222	16,734	17,501
1/31/20	16,986	17,216	16,715	17,241
2/29/20	15,540	15,798	15,347	15,773
3/31/20	13,895	13,847	13,236	14,097
4/30/20	15,445	15,622	14,989	15,673
5/31/20	16,070	16,366	15,791	16,310
6/30/20	16,378	16,692	16,152	16,627
7/31/20	17,133	17,633	17,069	17,402
8/31/20	18,275	18,900	18,306	18,569
9/30/20	17,911	18,182	17,639	18,204
10/31/20	17,283	17,699	17,258	17,569
11/30/20	19,063	19,636	19,358	19,388
12/31/20	19,627	20,391	20,229	19,964
1/31/21	19,319	20,185	20,139	19,659
2/28/21	19,532	20,742	20,768	19,881
3/31/21	20,876	21,650	21,513	21,258
4/30/21	21,391	22,806	22,622	21,788
5/31/21	21,746	22,965	22,725	22,157
6/30/21	21,905	23,501	23,285	22,322
7/31/21	22,524	24,059	23,679	22,958
8/31/21	22,945	24,791	24,354	23,391
9/30/21	21,707	23,638	23,262	22,133
10/31/21	23,004	25,294	24,835	23,468
11/30/21	22,850	25,119	24,457	23,316
12/31/21	24,423	26,244	25,420	24,929
1/31/22	23,661	24,886	23,924	24,147
2/28/22	23,069	24,141	23,322	23,549
3/31/22	23,665	25,038	24,078	24,167
4/30/22	22,817	22,854	21,917	23,304
5/31/22	22,915	22,896	21,888	23,406
6/30/22	21,454	21,006	20,057	21,916
7/31/22	22,790	22,943	21,938	23,291
8/31/22	22,049	22,007	21,120	22,537
9/30/22	20,285	19,981	19,161	20,732
10/31/22	22,552	21,598	20,733	23,060
11/30/22	23,893	22,805	21,815	24,440
12/31/22	22,869	21,491	20,537	23,398
1/31/23	23,656	22,842	21,952	24,211
2/28/23	23,152	22,284	21,439	23,696
3/31/23	23,734	23,103	22,012	24,302
4/30/23	24,172	23,463	22,247	24,758
5/31/23	23,870	23,565	22,333	24,452
6/30/23	25,497	25,122	23,858	26,125
7/31/23	26,143	25,929	24,713	26,797
8/31/23	25,694	25,516	24,236	26,341
9/30/23	24,384	24,300	23,082	25,002
10/31/23	24,042	23,789	22,470	24,655
11/30/23	25,942	25,961	24,565	26,612
12/31/23	27,138	27,141	25,868	27,857
1/31/24	27,499	27,597	26,155	28,235
2/29/24	28,627	29,070	27,571	29,403
3/31/24	29,544	30,006	28,460	30,352
4/30/24	28,321	28,780	27,208	29,101
5/31/24	29,454	30,207	28,493	30,276
6/30/24	30,370	31,291	29,375	31,225
7/31/24	31,059	31,672	29,922	31,951
8/31/24	31,981	32,440	30,573	32,905
9/30/24	32,498	33,133	31,205	33,448
10/31/24	32,074	32,833	30,976	33,019
11/30/24	33,364	34,760	33,037	34,361
12/31/24	31,745	33,931	32,027	32,699
1/31/25	32,703	34,876	33,038	33,697
2/28/25	32,735	34,421	32,405	33,735
3/31/25	31,432	32,482	30,515	32,397

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	6.39%	17.73%	12.13%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 3000 Index	7.22%	18.18%	11.80%
WisdomTree U.S. Quality Dividend Growth Index	6.74%	18.11%	12.47%

AssetsNet	$ 14,807,720,290
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 39,685,871
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$14,807,720,290 # of Portfolio Holdings304 Portfolio Turnover Rate35% Investment Advisory Fees Paid$39,685,871
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	20.3%
Industrials	15.3%
Consumer Staples	13.5%
Health Care	11.5%
Financials	10.9%
Consumer Discretionary	9.6%
Energy	9.3%
Communication Services	6.2%
Materials	2.8%
Utilities	0.2%
Other Sectors	0.2%
Other Assets and Liabilities (Net)	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	7.2%
Exxon Mobil Corp.	5.1%
Apple, Inc.	4.8%
Chevron Corp.	3.2%
Procter & Gamble Co.	3.2%
NVIDIA Corp.	2.9%
Alphabet, Inc.	2.8%
Philip Morris International, Inc.	2.7%
Home Depot, Inc.	2.7%
Merck & Co., Inc.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000239901
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Quality Growth Fund
Trading Symbol	QGRW
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. Quality Growth Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Quality Growth Fund	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 7.06% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the Russell 1000 Growth Index, which returned 7.76% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited modestly from its exposures to Consumer Discretionary and Information Technology, primarily due to favorable allocation effects.

  Health Care detracted significantly from performance due to poor stock selection effects.

  Financials and Industrials were also headwinds, each driven by negative stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree U.S. Quality Growth Fund $	S&P 500® Index $	Russell 1000 Growth Index $	WisdomTree U.S. Quality Growth Index $
12/15/22	10,000	10,000	10,000	10,000
12/31/22	9,347	9,617	9,429	9,350
1/31/23	10,406	10,221	10,215	10,409
2/28/23	10,378	9,972	10,093	10,380
3/31/23	11,306	10,338	10,783	11,314
4/30/23	11,474	10,499	10,890	11,480
5/31/23	12,270	10,545	11,386	12,283
6/30/23	13,150	11,241	12,165	13,167
7/31/23	13,620	11,603	12,575	13,642
8/31/23	13,393	11,418	12,462	13,416
9/30/23	12,644	10,873	11,784	12,669
10/31/23	12,413	10,645	11,616	12,441
11/30/23	13,903	11,617	12,882	13,935
12/31/23	14,576	12,145	13,453	14,612
1/31/24	14,963	12,349	13,788	15,002
2/29/24	16,111	13,008	14,729	16,160
3/31/24	16,386	13,427	14,988	16,437
4/30/24	15,632	12,878	14,353	15,685
5/31/24	16,673	13,517	15,212	16,736
6/30/24	17,865	14,002	16,238	17,937
7/31/24	17,466	14,172	15,961	17,542
8/31/24	17,753	14,516	16,294	17,833
9/30/24	18,204	14,826	16,756	18,293
10/31/24	18,188	14,692	16,700	18,278
11/30/24	19,476	15,554	17,783	19,573
12/31/24	19,650	15,183	17,940	19,753
1/31/25	20,026	15,606	18,295	20,133
2/28/25	19,239	15,402	17,638	19,345
3/31/25	17,542	14,535	16,152	17,641

Average Annual Return [Table Text Block]
	1 Year	Since Inception 12/15/22
Fund NAV Returns	7.06%	27.77%
S&P 500® Index	8.25%	17.69%
Russell 1000 Growth Index	7.76%	23.22%
WisdomTree U.S. Quality Growth Index	7.32%	28.05%

AssetsNet	$ 867,775,509
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,621,998
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$867,775,509 # of Portfolio Holdings101 Portfolio Turnover Rate21% Investment Advisory Fees Paid$1,621,998
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	50.2%
Consumer Discretionary	15.3%
Communication Services	13.0%
Financials	8.9%
Health Care	6.9%
Industrials	3.2%
Energy	1.3%
Consumer Staples	0.6%
Utilities	0.4%
Other Assets and Liabilities (Net)	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Apple, Inc.	11.3%
NVIDIA Corp.	9.7%
Microsoft Corp.	9.3%
Alphabet, Inc.	5.7%
Amazon.com, Inc.	5.4%
Meta Platforms, Inc.	4.6%
Eli Lilly & Co.	3.4%
Broadcom, Inc.	3.4%
Visa, Inc.	3.2%
Tesla, Inc.	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033632
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. SmallCap Dividend Fund
Trading Symbol	DES
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. SmallCap Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Dividend Fund	$38	0.38%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 0.58% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the Russell 2000 Value Index, which returned -3.12% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Energy driven by strong stock selection effects.

  Health Care and Utilities were also additive due to a mix of positive stock selection and allocation effects.

  Industrials also contributed positively to performance due to strong selection effects.

  Consumer Discretionary detracted significantly from performance due to poor stock selection and negative allocation effects.

  Materials was also a modest headwind, driven by negative stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree U.S. SmallCap Dividend Fund $	Russell 3000 Index $	Russell 2000 Index $	Russell 2000 Value Index $	WisdomTree U.S. SmallCap Dividend Index $
3/31/15	10,000	10,000	10,000	10,000	10,000
4/30/15	9,782	10,045	9,745	9,786	9,783
5/31/15	9,818	10,184	9,967	9,868	9,820
6/30/15	9,842	10,014	10,042	9,880	9,846
7/31/15	9,635	10,181	9,925	9,608	9,639
8/31/15	9,172	9,567	9,302	9,136	9,175
9/30/15	8,890	9,288	8,845	8,820	8,894
10/31/15	9,481	10,021	9,344	9,314	9,488
11/30/15	9,652	10,077	9,648	9,578	9,662
12/31/15	9,251	9,870	9,163	9,073	9,259
1/31/16	8,738	9,313	8,357	8,464	8,748
2/29/16	9,006	9,310	8,357	8,522	9,017
3/31/16	9,830	9,966	9,024	9,228	9,841
4/30/16	10,054	10,028	9,166	9,423	10,064
5/31/16	10,041	10,207	9,372	9,596	10,052
6/30/16	10,330	10,228	9,366	9,625	10,346
7/31/16	10,842	10,634	9,925	10,145	10,859
8/31/16	10,860	10,661	10,101	10,397	10,881
9/30/16	10,961	10,678	10,213	10,479	10,986
10/31/16	10,527	10,447	9,728	10,134	10,553
11/30/16	11,698	10,914	10,813	11,479	11,734
12/31/16	12,124	11,127	11,116	11,953	12,166
1/31/17	11,969	11,337	11,160	11,868	12,013
2/28/17	12,018	11,758	11,375	12,040	12,061
3/31/17	11,916	11,766	11,390	11,938	11,964
4/30/17	12,092	11,891	11,515	11,985	12,145
5/31/17	11,694	12,013	11,280	11,612	11,746
6/30/17	11,975	12,121	11,670	12,018	12,033
7/31/17	12,115	12,350	11,757	12,094	12,177
8/31/17	11,823	12,373	11,607	11,797	11,884
9/30/17	12,603	12,675	12,332	12,632	12,675
10/31/17	12,693	12,952	12,437	12,649	12,768
11/30/17	13,218	13,345	12,795	13,015	13,300
12/31/17	13,174	13,478	12,744	12,890	13,264
1/31/18	13,151	14,189	13,077	13,049	13,242
2/28/18	12,374	13,666	12,570	12,397	12,458
3/31/18	12,514	13,392	12,733	12,550	12,602
4/30/18	12,749	13,442	12,843	12,768	12,847
5/31/18	13,306	13,822	13,623	13,510	13,415
6/30/18	13,594	13,912	13,720	13,592	13,709
7/31/18	13,801	14,374	13,959	13,832	13,919
8/31/18	14,063	14,879	14,561	14,162	14,188
9/30/18	13,763	14,903	14,211	13,810	13,885
10/31/18	12,733	13,806	12,668	12,574	12,848
11/30/18	12,960	14,083	12,869	12,776	13,080
12/31/18	11,496	12,772	11,340	11,232	11,600
1/31/19	12,767	13,868	12,616	12,461	12,893
2/28/19	13,289	14,356	13,272	12,945	13,431
3/31/19	12,921	14,566	12,994	12,572	13,053
4/30/19	13,252	15,147	13,435	13,047	13,390
5/31/19	12,066	14,167	12,391	11,982	12,186
6/30/19	12,833	15,162	13,266	12,745	12,968
7/31/19	12,926	15,387	13,343	12,765	13,065
8/31/19	12,334	15,074	12,684	12,053	12,469
9/30/19	13,067	15,338	12,948	12,672	13,221
10/31/19	13,262	15,668	13,289	12,979	13,417
11/30/19	13,538	16,264	13,836	13,282	13,705
12/31/19	13,830	16,734	14,235	13,747	14,016
1/31/20	12,921	16,715	13,778	13,006	13,097
2/29/20	11,616	15,347	12,618	11,742	11,773
3/31/20	8,758	13,236	9,877	8,845	8,877
4/30/20	9,903	14,989	11,233	9,936	10,045
5/31/20	10,000	15,791	11,964	10,221	10,148
6/30/20	10,331	16,152	12,387	10,517	10,489
7/31/20	10,539	17,069	12,730	10,734	10,704
8/31/20	10,971	18,306	13,448	11,312	11,155
9/30/20	10,365	17,639	12,998	10,786	10,539
10/31/20	10,660	17,258	13,271	11,172	10,841
11/30/20	12,275	19,358	15,717	13,329	12,495
12/31/20	13,221	20,229	17,076	14,385	13,455
1/31/21	13,499	20,139	17,935	15,141	13,742
2/28/21	14,654	20,768	19,053	16,564	14,923
3/31/21	15,481	21,513	19,245	17,429	15,769
4/30/21	15,879	22,622	19,649	17,782	16,180
5/31/21	16,365	22,725	19,689	18,335	16,682
6/30/21	15,971	23,285	20,071	18,224	16,286
7/31/21	15,760	23,679	19,346	17,572	16,074
8/31/21	16,051	24,354	19,779	18,042	16,376
9/30/21	15,533	23,262	19,196	17,681	15,849
10/31/21	16,088	24,835	20,012	18,355	16,417
11/30/21	15,804	24,457	19,178	17,728	16,129
12/31/21	16,752	25,420	19,607	18,451	17,102
1/31/22	16,125	23,924	17,719	17,375	16,470
2/28/22	16,186	23,322	17,908	17,663	16,544
3/31/22	16,283	24,078	18,131	18,008	16,649
4/30/22	15,206	21,917	16,334	16,611	15,555
5/31/22	15,714	21,888	16,359	16,930	16,075
6/30/22	14,524	20,057	15,013	15,257	14,853
7/31/22	15,652	21,938	16,581	16,734	16,012
8/31/22	14,884	21,120	16,242	16,205	15,234
9/30/22	13,365	19,161	14,685	14,554	13,677
10/31/22	15,162	20,733	16,302	16,386	15,524
11/30/22	15,867	21,815	16,683	16,887	16,247
12/31/22	14,919	20,537	15,600	15,779	15,287
1/31/23	16,342	21,952	17,120	17,284	16,759
2/28/23	16,130	21,439	16,831	16,886	16,551
3/31/23	15,046	22,012	16,027	15,675	15,446
4/30/23	14,688	22,247	15,739	15,284	15,074
5/31/23	14,067	22,333	15,593	14,984	14,449
6/30/23	15,289	23,858	16,861	16,174	15,697
7/31/23	16,287	24,713	17,892	17,394	16,731
8/31/23	15,772	24,236	16,997	16,558	16,207
9/30/23	15,087	23,082	15,996	15,695	15,509
10/31/23	14,413	22,470	14,906	14,759	14,814
11/30/23	15,629	24,565	16,255	16,088	16,081
12/31/23	17,367	25,868	18,241	18,090	17,896
1/31/24	16,678	26,155	17,531	17,268	17,184
2/29/24	16,978	27,571	18,522	17,833	17,491
3/31/24	17,723	28,460	19,186	18,615	18,263
4/30/24	16,725	27,208	17,835	17,428	17,241
5/31/24	17,382	28,493	18,730	18,244	17,933
6/30/24	17,060	29,375	18,557	17,936	17,606
7/31/24	19,086	29,922	20,442	20,122	19,698
8/31/24	18,859	30,573	20,137	19,744	19,476
9/30/24	18,967	31,205	20,277	19,757	19,601
10/31/24	18,721	30,976	19,985	19,448	19,353
11/30/24	20,658	33,037	22,177	21,324	21,360
12/31/24	19,067	32,027	20,345	19,547	19,722
1/31/25	19,247	33,038	20,879	19,948	19,916
2/28/25	18,708	32,405	19,762	19,185	19,360
3/31/25	17,826	30,515	18,417	18,033	18,444

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	0.58%	15.27%	5.95%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Index	-4.01%	13.27%	6.30%
Russell 2000 Value Index	-3.12%	15.31%	6.07%
WisdomTree U.S. SmallCap Dividend Index	0.99%	15.75%	6.31%

AssetsNet	$ 1,851,245,665
Holdings Count | Holding	589
Advisory Fees Paid, Amount	$ 7,543,966
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,851,245,665 # of Portfolio Holdings589 Portfolio Turnover Rate28% Investment Advisory Fees Paid$7,543,966
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	24.9%
Industrials	14.1%
Consumer Discretionary	13.2%
Real Estate	10.4%
Utilities	9.3%
Energy	7.1%
Materials	5.7%
Consumer Staples	4.9%
Health Care	4.1%
Communication Services	3.1%
Other Sectors	2.9%
Other Assets and Liabilities (Net)	0.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Spire, Inc.	1.2%
Sabra Health Care REIT, Inc.	1.2%
EPR Properties	1.1%
Organon & Co.	1.1%
Western Union Co.	1.0%
Northwestern Energy Group, Inc.	1.1%
Avista Corp.	1.0%
Kinetik Holdings, Inc.	0.9%
Broadstone Net Lease, Inc.	0.9%
TFS Financial Corp.	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000042153
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. SmallCap Fund
Trading Symbol	EES
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. SmallCap Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Fund	$38	0.38%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned -1.27% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the Russell 2000 Index, which returned -4.01% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited significantly from its exposures to Financials and Communication Services, driven by a mix of strong allocation and stock selection effects.

  Health Care also contributed positively to performance, primarily due to favorable allocation effects.

  Consumer Discretionary detracted significantly from performance due to poor stock selection and allocation effects.

  Materials and Real Estate were also headwinds, each driven by negative stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree U.S. SmallCap Fund $	Russell 3000 Index $	Russell 2000 Index $	Russell 2000 Value Index $	WisdomTree U.S. SmallCap Index $
3/31/15	10,000	10,000	10,000	10,000	10,000
4/30/15	9,947	10,045	9,745	9,786	9,947
5/31/15	9,964	10,184	9,967	9,868	9,965
6/30/15	10,037	10,014	10,042	9,880	10,039
7/31/15	9,660	10,181	9,925	9,608	9,660
8/31/15	9,227	9,567	9,302	9,136	9,231
9/30/15	8,767	9,288	8,845	8,820	8,773
10/31/15	9,350	10,021	9,344	9,314	9,358
11/30/15	9,657	10,077	9,648	9,578	9,667
12/31/15	9,063	9,870	9,163	9,073	9,075
1/31/16	8,352	9,313	8,357	8,464	8,364
2/29/16	8,443	9,310	8,357	8,522	8,453
3/31/16	9,236	9,966	9,024	9,228	9,247
4/30/16	9,465	10,028	9,166	9,423	9,472
5/31/16	9,505	10,207	9,372	9,596	9,512
6/30/16	9,509	10,228	9,366	9,625	9,518
7/31/16	10,009	10,634	9,925	10,145	10,020
8/31/16	10,143	10,661	10,101	10,397	10,156
9/30/16	10,274	10,678	10,213	10,479	10,290
10/31/16	9,874	10,447	9,728	10,134	9,891
11/30/16	11,250	10,914	10,813	11,479	11,276
12/31/16	11,778	11,127	11,116	11,953	11,813
1/31/17	11,627	11,337	11,160	11,868	11,662
2/28/17	11,709	11,758	11,375	12,040	11,745
3/31/17	11,712	11,766	11,390	11,938	11,748
4/30/17	11,934	11,891	11,515	11,985	11,975
5/31/17	11,577	12,013	11,280	11,612	11,615
6/30/17	12,014	12,121	11,670	12,018	12,058
7/31/17	12,003	12,350	11,757	12,094	12,045
8/31/17	11,770	12,373	11,607	11,797	11,814
9/30/17	12,781	12,675	12,332	12,632	12,832
10/31/17	12,931	12,952	12,437	12,649	12,985
11/30/17	13,366	13,345	12,795	13,015	13,427
12/31/17	13,257	13,478	12,744	12,890	13,321
1/31/18	13,550	14,189	13,077	13,049	13,618
2/28/18	12,916	13,666	12,570	12,397	12,982
3/31/18	13,128	13,392	12,733	12,550	13,197
4/30/18	13,238	13,442	12,843	12,768	13,315
5/31/18	13,985	13,822	13,623	13,510	14,066
6/30/18	14,281	13,912	13,720	13,592	14,372
7/31/18	14,588	14,374	13,959	13,832	14,683
8/31/18	15,057	14,879	14,561	14,162	15,158
9/30/18	14,748	14,903	14,211	13,810	14,852
10/31/18	13,421	13,806	12,668	12,574	13,514
11/30/18	13,435	14,083	12,869	12,776	13,534
12/31/18	11,937	12,772	11,340	11,232	12,023
1/31/19	13,406	13,868	12,616	12,461	13,503
2/28/19	14,054	14,356	13,272	12,945	14,161
3/31/19	13,484	14,566	12,994	12,572	13,590
4/30/19	14,086	15,147	13,435	13,047	14,200
5/31/19	12,494	14,167	12,391	11,982	12,595
6/30/19	13,458	15,162	13,266	12,745	13,571
7/31/19	13,473	15,387	13,343	12,765	13,588
8/31/19	12,629	15,074	12,684	12,053	12,734
9/30/19	13,425	15,338	12,948	12,672	13,547
10/31/19	13,722	15,668	13,289	12,979	13,848
11/30/19	14,103	16,264	13,836	13,282	14,232
12/31/19	14,554	16,734	14,235	13,747	14,700
1/31/20	13,337	16,715	13,778	13,006	13,466
2/29/20	11,866	15,347	12,618	11,742	11,979
3/31/20	8,513	13,236	9,877	8,845	8,590
4/30/20	10,020	14,989	11,233	9,936	10,111
5/31/20	10,465	15,791	11,964	10,221	10,561
6/30/20	10,830	16,152	12,387	10,517	10,933
7/31/20	11,150	17,069	12,730	10,734	11,262
8/31/20	12,002	18,306	13,448	11,312	12,125
9/30/20	11,433	17,639	12,998	10,786	11,552
10/31/20	11,743	17,258	13,271	11,172	11,867
11/30/20	13,860	19,358	15,717	13,329	14,016
12/31/20	14,959	20,229	17,076	14,385	15,148
1/31/21	15,671	20,139	17,935	15,141	15,882
2/28/21	17,052	20,768	19,053	16,564	17,273
3/31/21	18,196	21,513	19,245	17,429	18,442
4/30/21	18,539	22,622	19,649	17,782	18,795
5/31/21	19,244	22,725	19,689	18,335	19,516
6/30/21	19,058	23,285	20,071	18,224	19,342
7/31/21	18,672	23,679	19,346	17,572	18,951
8/31/21	19,031	24,354	19,779	18,042	19,322
9/30/21	18,715	23,262	19,196	17,681	19,003
10/31/21	19,439	24,835	20,012	18,355	19,748
11/30/21	19,253	24,457	19,178	17,728	19,563
12/31/21	20,096	25,420	19,607	18,451	20,433
1/31/22	18,804	23,924	17,719	17,375	19,127
2/28/22	18,961	23,322	17,908	17,663	19,282
3/31/22	18,761	24,078	18,131	18,008	19,089
4/30/22	17,372	21,917	16,334	16,611	17,679
5/31/22	17,724	21,888	16,359	16,930	18,041
6/30/22	16,156	20,057	15,013	15,257	16,440
7/31/22	17,741	21,938	16,581	16,734	18,060
8/31/22	17,109	21,120	16,242	16,205	17,416
9/30/22	15,426	19,161	14,685	14,554	15,705
10/31/22	17,384	20,733	16,302	16,386	17,719
11/30/22	18,046	21,815	16,683	16,887	18,399
12/31/22	16,849	20,537	15,600	15,779	17,181
1/31/23	18,769	21,952	17,120	17,284	19,156
2/28/23	18,361	21,439	16,831	16,886	18,742
3/31/23	17,165	22,012	16,027	15,675	17,511
4/30/23	16,732	22,247	15,739	15,284	17,071
5/31/23	16,307	22,333	15,593	14,984	16,646
6/30/23	17,893	23,858	16,861	16,174	18,271
7/31/23	19,164	24,713	17,892	17,394	19,581
8/31/23	18,180	24,236	16,997	16,558	18,594
9/30/23	17,288	23,082	15,996	15,695	17,689
10/31/23	16,277	22,470	14,906	14,759	16,658
11/30/23	17,716	24,565	16,255	16,088	18,142
12/31/23	19,952	25,868	18,241	18,090	20,439
1/31/24	18,937	26,155	17,531	17,268	19,404
2/29/24	19,499	27,571	18,522	17,833	19,985
3/31/24	20,156	28,460	19,186	18,615	20,662
4/30/24	18,853	27,208	17,835	17,428	19,332
5/31/24	19,653	28,493	18,730	18,244	20,157
6/30/24	19,118	29,375	18,557	17,936	19,614
7/31/24	21,562	29,922	20,442	20,122	22,131
8/31/24	21,247	30,573	20,137	19,744	21,809
9/30/24	21,362	31,205	20,277	19,757	21,931
10/31/24	21,090	30,976	19,985	19,448	21,662
11/30/24	23,539	33,037	22,177	21,324	24,189
12/31/24	21,925	32,027	20,345	19,547	22,526
1/31/25	22,446	33,038	20,879	19,948	23,063
2/28/25	21,196	32,405	19,762	19,185	21,785
3/31/25	19,900	30,515	18,417	18,033	20,462

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	-1.27%	18.51%	7.12%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Index	-4.01%	13.27%	6.30%
Russell 2000 Value Index	-3.12%	15.31%	6.07%
WisdomTree U.S. SmallCap Index	-0.97%	18.96%	7.42%

AssetsNet	$ 572,929,385
Holdings Count | Holding	921
Advisory Fees Paid, Amount	$ 2,396,357
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$572,929,385 # of Portfolio Holdings921 Portfolio Turnover Rate51% Investment Advisory Fees Paid$2,396,357
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	26.9%
Industrials	14.5%
Consumer Discretionary	14.3%
Health Care	10.4%
Information Technology	8.8%
Energy	6.7%
Real Estate	5.5%
Communication Services	3.7%
Consumer Staples	3.2%
Materials	3.2%
Other Sectors	2.7%
Other Assets and Liabilities (Net)	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Brighthouse Financial, Inc.	1.0%
Valaris Ltd.	0.8%
Academy Sports & Outdoors, Inc.	0.7%
BGC Group, Inc.	0.6%
TEGNA, Inc.	0.6%
Visteon Corp.	0.6%
Atkore, Inc.	0.5%
NMI Holdings, Inc.	0.5%
Bread Financial Holdings, Inc.	0.5%
Peabody Energy Corp.	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000126585
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Trading Symbol	DGRS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	$37	0.38%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned -4.18% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the Russell 2000 Index, which returned -4.01% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Information Technology and Financials, both driven by strong stock selection and allocation effects.

  Energy was also additive, primarily due to positive stock selection.

  Consumer Discretionary and Real Estate detracted significantly from performance due to poor stock selection effects and negative allocation effects in each sector.

  Allocating to the highest quality stocks (as measured by return-on-equity (ROE)) was additive during the period, primarily due to a mix of allocation and selection effects.

  Underweighting the lowest quality stocks by ROE was also valuable for performance due to positive allocation effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree U.S. SmallCap Quality Dividend Growth Fund $	Russell 3000 Index $	Russell 2000 Index $	WisdomTree U.S. SmallCap Quality Dividend Growth Index $
3/31/15	10,000	10,000	10,000	10,000
4/30/15	9,747	10,045	9,745	9,747
5/31/15	9,764	10,184	9,967	9,763
6/30/15	9,827	10,014	10,042	9,825
7/31/15	9,530	10,181	9,925	9,529
8/31/15	9,139	9,567	9,302	9,138
9/30/15	8,744	9,288	8,845	8,745
10/31/15	9,321	10,021	9,344	9,325
11/30/15	9,504	10,077	9,648	9,508
12/31/15	8,976	9,870	9,163	8,983
1/31/16	8,525	9,313	8,357	8,531
2/29/16	8,752	9,310	8,357	8,759
3/31/16	9,558	9,966	9,024	9,567
4/30/16	9,667	10,028	9,166	9,675
5/31/16	9,591	10,207	9,372	9,599
6/30/16	9,822	10,228	9,366	9,830
7/31/16	10,353	10,634	9,925	10,362
8/31/16	10,506	10,661	10,101	10,520
9/30/16	10,580	10,678	10,213	10,597
10/31/16	10,216	10,447	9,728	10,234
11/30/16	11,421	10,914	10,813	11,445
12/31/16	11,724	11,127	11,116	11,753
1/31/17	11,623	11,337	11,160	11,657
2/28/17	11,521	11,758	11,375	11,557
3/31/17	11,481	11,766	11,390	11,519
4/30/17	11,665	11,891	11,515	11,706
5/31/17	11,349	12,013	11,280	11,392
6/30/17	11,593	12,121	11,670	11,639
7/31/17	11,732	12,350	11,757	11,783
8/31/17	11,236	12,373	11,607	11,288
9/30/17	12,099	12,675	12,332	12,160
10/31/17	12,157	12,952	12,437	12,223
11/30/17	12,680	13,345	12,795	12,750
12/31/17	12,553	13,478	12,744	12,628
1/31/18	12,701	14,189	13,077	12,778
2/28/18	12,079	13,666	12,570	12,155
3/31/18	12,167	13,392	12,733	12,242
4/30/18	12,257	13,442	12,843	12,336
5/31/18	12,817	13,822	13,623	12,902
6/30/18	13,055	13,912	13,720	13,146
7/31/18	13,372	14,374	13,959	13,472
8/31/18	13,718	14,879	14,561	13,825
9/30/18	13,508	14,903	14,211	13,617
10/31/18	12,412	13,806	12,668	12,510
11/30/18	12,631	14,083	12,869	12,734
12/31/18	11,263	12,772	11,340	11,351
1/31/19	12,498	13,868	12,616	12,605
2/28/19	13,153	14,356	13,272	13,271
3/31/19	12,631	14,566	12,994	12,743
4/30/19	13,295	15,147	13,435	13,419
5/31/19	11,967	14,167	12,391	12,084
6/30/19	13,006	15,162	13,266	13,137
7/31/19	13,113	15,387	13,343	13,248
8/31/19	12,387	15,074	12,684	12,517
9/30/19	13,099	15,338	12,948	13,241
10/31/19	13,410	15,668	13,289	13,558
11/30/19	13,787	16,264	13,836	13,945
12/31/19	14,007	16,734	14,235	14,175
1/31/20	13,304	16,715	13,778	13,465
2/29/20	12,081	15,347	12,618	12,227
3/31/20	9,319	13,236	9,877	9,417
4/30/20	10,477	14,989	11,233	10,596
5/31/20	10,867	15,791	11,964	10,994
6/30/20	11,268	16,152	12,387	11,407
7/31/20	11,561	17,069	12,730	11,705
8/31/20	12,043	18,306	13,448	12,201
9/30/20	11,635	17,639	12,998	11,789
10/31/20	12,061	17,258	13,271	12,228
11/30/20	13,927	19,358	15,717	14,123
12/31/20	15,048	20,229	17,076	15,270
1/31/21	15,419	20,139	17,935	15,655
2/28/21	16,680	20,768	19,053	16,938
3/31/21	17,580	21,513	19,245	17,859
4/30/21	17,790	22,622	19,649	18,078
5/31/21	18,284	22,725	19,689	18,587
6/30/21	17,843	23,285	20,071	18,145
7/31/21	17,489	23,679	19,346	17,790
8/31/21	17,738	24,354	19,779	18,049
9/30/21	17,182	23,262	19,196	17,486
10/31/21	17,769	24,835	20,012	18,092
11/30/21	17,471	24,457	19,178	17,794
12/31/21	18,542	25,420	19,607	18,890
1/31/22	17,620	23,924	17,719	17,957
2/28/22	17,462	23,322	17,908	17,804
3/31/22	17,504	24,078	18,131	17,855
4/30/22	16,392	21,917	16,334	16,729
5/31/22	16,982	21,888	16,359	17,339
6/30/22	15,641	20,057	15,013	15,972
7/31/22	17,001	21,938	16,581	17,366
8/31/22	16,015	21,120	16,242	16,361
9/30/22	14,287	19,161	14,685	14,596
10/31/22	16,257	20,733	16,302	16,607
11/30/22	17,175	21,815	16,683	17,551
12/31/22	16,129	20,537	15,600	16,486
1/31/23	18,057	21,952	17,120	18,466
2/28/23	17,810	21,439	16,831	18,216
3/31/23	16,775	22,012	16,027	17,158
4/30/23	16,402	22,247	15,739	16,782
5/31/23	15,745	22,333	15,593	16,112
6/30/23	17,245	23,858	16,861	17,659
7/31/23	18,292	24,713	17,892	18,738
8/31/23	17,639	24,236	16,997	18,073
9/30/23	16,885	23,082	15,996	17,302
10/31/23	15,954	22,470	14,906	16,354
11/30/23	17,427	24,565	16,255	17,871
12/31/23	19,524	25,868	18,241	20,053
1/31/24	19,000	26,155	17,531	19,521
2/29/24	19,654	27,571	18,522	20,201
3/31/24	20,532	28,460	19,186	21,115
4/30/24	19,344	27,208	17,835	19,895
5/31/24	20,283	28,493	18,730	20,869
6/30/24	19,634	29,375	18,557	20,205
7/31/24	21,797	29,922	20,442	22,444
8/31/24	21,326	30,573	20,137	21,967
9/30/24	21,546	31,205	20,277	22,199
10/31/24	21,128	30,976	19,985	21,777
11/30/24	23,537	33,037	22,177	24,266
12/31/24	21,534	32,027	20,345	22,203
1/31/25	21,718	33,038	20,879	22,400
2/28/25	20,862	32,405	19,762	21,521
3/31/25	19,674	30,515	18,417	20,301

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	-4.18%	16.12%	7.00%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Index	-4.01%	13.27%	6.30%
WisdomTree U.S. SmallCap Quality Dividend Growth Index	-3.85%	16.61%	7.34%

AssetsNet	$ 381,294,709
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 1,546,023
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$381,294,709 # of Portfolio Holdings219 Portfolio Turnover Rate56% Investment Advisory Fees Paid$1,546,023
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	24.2%
Industrials	22.8%
Consumer Discretionary	20.4%
Materials	6.8%
Energy	6.8%
Consumer Staples	6.0%
Health Care	3.9%
Information Technology	3.3%
Communication Services	2.8%
Real Estate	1.8%
Other Sectors	1.0%
Other Assets and Liabilities (Net)	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Western Union Co.	2.4%
ManpowerGroup, Inc.	2.2%
Patterson Cos., Inc.	2.1%
Archrock, Inc.	2.0%
Victory Capital Holdings, Inc.	1.7%
Insperity, Inc.	1.7%
Federated Hermes, Inc.	1.6%
Polaris, Inc.	1.5%
LCI Industries	1.5%
TEGNA, Inc.	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000247880
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. SmallCap Quality Growth Fund
Trading Symbol	QSML
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. SmallCap Quality Growth Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Quality Growth Fund	$37	0.38%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned -6.76% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the Russell 2000 Growth Index, which returned -4.86% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Financials and Health Care, both driven by strong stock selection effects.

  Communication Services also contributed modestly to performance, supported by slightly positive selection effects.

  Consumer Discretionary detracted significantly from performance due to poor stock selection and allocation effects.

  Information Technology and Materials were also notable headwinds, each driven by negative stock selection effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree U.S. SmallCap Quality Growth Fund $	Russell 3000 Index $	Russell 2000 Growth Index $	Russell 2000 Index $	WisdomTree U.S. Quality Growth SmallCap Index $
1/25/24	10,000	10,000	10,000	10,000	10,000
1/31/24	9,907	9,954	9,950	9,927	9,910
2/29/24	10,363	10,493	10,758	10,488	10,369
3/31/24	10,585	10,832	11,059	10,864	10,596
4/30/24	9,915	10,355	10,208	10,099	9,927
5/31/24	10,399	10,844	10,754	10,606	10,418
6/30/24	10,121	11,180	10,736	10,508	10,141
7/31/24	11,069	11,388	11,615	11,575	11,096
8/31/24	10,775	11,636	11,487	11,402	10,803
9/30/24	10,936	11,876	11,639	11,482	10,967
10/31/24	10,662	11,789	11,485	11,316	10,695
11/30/24	11,969	12,574	12,893	12,557	12,010
12/31/24	11,092	12,189	11,838	11,520	11,132
1/31/25	11,395	12,574	12,212	11,822	11,439
2/28/25	10,554	12,333	11,385	11,190	10,599
3/31/25	9,870	11,614	10,522	10,428	9,913

Average Annual Return [Table Text Block]
	1 Year	Since Inception 1/25/24
Fund NAV Returns	-6.79%	-1.13%
Russell 3000 Index	7.22%	13.47%
Russell 2000 Growth Index	-4.86%	4.39%
Russell 2000 Index	-4.01%	3.61%
WisdomTree U.S. Quality Growth SmallCap Index	-6.45%	-0.74%

AssetsNet	$ 7,315,546
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 21,828
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$7,315,546 # of Portfolio Holdings362 Portfolio Turnover Rate74% Investment Advisory Fees Paid$21,828
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	22.7%
Consumer Discretionary	19.1%
Information Technology	15.8%
Financials	10.1%
Energy	8.6%
Health Care	8.0%
Consumer Staples	6.6%
Communication Services	5.1%
Materials	3.9%
Other Assets and Liabilities (Net)	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Comstock Resources, Inc.	0.9%
Option Care Health, Inc.	0.9%
Nexstar Media Group, Inc.	0.8%
FirstCash Holdings, Inc.	0.8%
Stride, Inc.	0.8%
NewMarket Corp.	0.8%
InterDigital, Inc.	0.8%
Grand Canyon Education, Inc.	0.7%
Box, Inc.	0.7%
Lancaster Colony Corp.	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033617
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Total Dividend Fund
Trading Symbol	DTD
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. Total Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Total Dividend Fund	$30	0.28%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 11.16% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the Russell 3000 Value Index, which returned 6.66% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited significantly from its exposures to Information Technology and Health Care, both driven by strong stock selection effects.

  Consumer Staples also contributed positively to performance, supported by favorable allocation effects.

  Financials detracted from performance due to poor allocation and stock selection effects.

  Industrials and Real Estate were also modest headwinds, each driven by negative stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree U.S. Total Dividend Fund $	Russell 3000 Index $	Russell 3000 Value Index $	WisdomTree U.S. Dividend Index $
3/31/15	10,000	10,000	10,000	10,000
4/30/15	10,100	10,045	10,069	10,104
5/31/15	10,151	10,184	10,187	10,159
6/30/15	9,914	10,014	10,000	9,924
7/31/15	10,018	10,181	10,018	10,031
8/31/15	9,439	9,567	9,429	9,450
9/30/15	9,275	9,288	9,141	9,289
10/31/15	10,002	10,021	9,817	10,021
11/30/15	10,011	10,077	9,874	10,034
12/31/15	9,863	9,870	9,636	9,886
1/31/16	9,532	9,313	9,127	9,554
2/29/16	9,596	9,310	9,129	9,618
3/31/16	10,284	9,966	9,795	10,315
4/30/16	10,335	10,028	10,001	10,368
5/31/16	10,491	10,207	10,158	10,527
6/30/16	10,713	10,228	10,242	10,752
7/31/16	11,022	10,634	10,558	11,064
8/31/16	10,985	10,661	10,653	11,033
9/30/16	10,978	10,678	10,639	11,027
10/31/16	10,751	10,447	10,460	10,801
11/30/16	11,203	10,914	11,117	11,261
12/31/16	11,500	11,127	11,409	11,564
1/31/17	11,575	11,337	11,477	11,642
2/28/17	12,014	11,758	11,870	12,084
3/31/17	11,977	11,766	11,751	12,050
4/30/17	12,020	11,891	11,734	12,095
5/31/17	12,090	12,013	11,694	12,168
6/30/17	12,190	12,121	11,902	12,271
7/31/17	12,369	12,350	12,054	12,457
8/31/17	12,370	12,373	11,902	12,459
9/30/17	12,673	12,675	12,291	12,770
10/31/17	12,865	12,952	12,374	12,966
11/30/17	13,328	13,345	12,752	13,435
12/31/17	13,483	13,478	12,915	13,594
1/31/18	13,923	14,189	13,389	14,039
2/28/18	13,266	13,666	12,747	13,376
3/31/18	13,027	13,392	12,550	13,140
4/30/18	13,056	13,442	12,605	13,172
5/31/18	13,297	13,822	12,730	13,419
6/30/18	13,385	13,912	12,765	13,511
7/31/18	13,871	14,374	13,249	14,007
8/31/18	14,182	14,879	13,454	14,328
9/30/18	14,225	14,903	13,453	14,373
10/31/18	13,541	13,806	12,719	13,685
11/30/18	13,882	14,083	13,086	14,029
12/31/18	12,627	12,772	11,807	12,758
1/31/19	13,607	13,868	12,752	13,754
2/28/19	14,057	14,356	13,165	14,211
3/31/19	14,212	14,566	13,216	14,370
4/30/19	14,694	15,147	13,687	14,858
5/31/19	13,759	14,167	12,791	13,904
6/30/19	14,691	15,162	13,702	14,854
7/31/19	14,889	15,387	13,809	15,059
8/31/19	14,586	15,074	13,379	14,752
9/30/19	15,090	15,338	13,870	15,277
10/31/19	15,335	15,668	14,073	15,534
11/30/19	15,769	16,264	14,501	15,981
12/31/19	16,198	16,734	14,907	16,416
1/31/20	15,882	16,715	14,554	16,095
2/29/20	14,386	15,347	13,145	14,586
3/31/20	12,116	13,236	10,834	12,299
4/30/20	13,519	14,989	12,059	13,722
5/31/20	13,943	15,791	12,469	14,149
6/30/20	14,055	16,152	12,411	14,271
7/31/20	14,556	17,069	12,888	14,776
8/31/20	15,190	18,306	13,430	15,428
9/30/20	14,710	17,639	13,083	14,939
10/31/20	14,356	17,258	12,947	14,589
11/30/20	16,038	19,358	14,734	16,302
12/31/20	16,615	20,229	15,336	16,901
1/31/21	16,460	20,139	15,256	16,745
2/28/21	16,794	20,768	16,213	17,086
3/31/21	17,949	21,513	17,159	18,267
4/30/21	18,589	22,622	17,821	18,920
5/31/21	18,910	22,725	18,247	19,252
6/30/21	18,924	23,285	18,045	19,273
7/31/21	19,299	23,679	18,136	19,662
8/31/21	19,765	24,354	18,504	20,139
9/30/21	18,869	23,262	17,878	19,227
10/31/21	19,937	24,835	18,770	20,315
11/30/21	19,664	24,457	18,110	20,046
12/31/21	20,958	25,420	19,226	21,377
1/31/22	20,651	23,924	18,735	21,071
2/28/22	20,342	23,322	18,550	20,759
3/31/22	20,952	24,078	19,064	21,383
4/30/22	20,030	21,917	17,963	20,445
5/31/22	20,521	21,888	18,311	20,960
6/30/22	18,943	20,057	16,699	19,346
7/31/22	20,060	21,938	17,836	20,493
8/31/22	19,498	21,120	17,303	19,929
9/30/22	17,881	19,161	15,771	18,265
10/31/22	19,863	20,733	17,410	20,315
11/30/22	20,997	21,815	18,464	21,492
12/31/22	20,161	20,537	17,692	20,636
1/31/23	20,855	21,952	18,653	21,354
2/28/23	20,227	21,439	18,009	20,714
3/31/23	20,231	22,012	17,854	20,724
4/30/23	20,480	22,247	18,082	20,987
5/31/23	19,715	22,333	17,403	20,213
6/30/23	20,899	23,858	18,572	21,431
7/31/23	21,635	24,713	19,268	22,195
8/31/23	21,171	24,236	18,724	21,722
9/30/23	20,352	23,082	17,987	20,885
10/31/23	19,834	22,470	17,327	20,352
11/30/23	21,198	24,565	18,648	21,766
12/31/23	22,265	25,868	19,754	22,872
1/31/24	22,433	26,155	19,719	23,052
2/29/24	23,218	27,571	20,442	23,865
3/31/24	24,226	28,460	21,457	24,904
4/30/24	23,232	27,208	20,515	23,883
5/31/24	24,086	28,493	21,182	24,771
6/30/24	24,399	29,375	20,974	25,098
7/31/24	25,424	29,922	22,120	26,161
8/31/24	26,147	30,573	22,660	26,916
9/30/24	26,552	31,205	22,960	27,340
10/31/24	26,466	30,976	22,702	27,256
11/30/24	27,937	33,037	24,188	28,788
12/31/24	26,440	32,027	22,515	27,256
1/31/25	27,317	33,038	23,528	28,161
2/28/25	27,763	32,405	23,576	28,633
3/31/25	26,931	30,515	22,885	27,777

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	11.16%	17.32%	10.41%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 3000 Value Index	6.66%	16.13%	8.63%
WisdomTree U.S. Dividend Index	11.54%	17.70%	10.76%

AssetsNet	$ 1,339,740,599
Holdings Count | Holding	842
Advisory Fees Paid, Amount	$ 3,643,629
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,339,740,599 # of Portfolio Holdings842 Portfolio Turnover Rate17% Investment Advisory Fees Paid$3,643,629
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	20.1%
Information Technology	13.1%
Consumer Staples	12.5%
Health Care	12.3%
Industrials	9.2%
Energy	8.3%
Utilities	6.7%
Communication Services	5.8%
Consumer Discretionary	5.1%
Real Estate	4.9%
Other Sectors	1.8%
Other Assets and Liabilities (Net)	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

JPMorgan Chase & Co.	3.1%
Microsoft Corp.	2.9%
Apple, Inc.	2.9%
Johnson & Johnson	2.8%
Exxon Mobil Corp.	2.5%
AbbVie, Inc.	2.0%
NVIDIA Corp.	1.9%
Philip Morris International, Inc.	1.8%
Chevron Corp.	1.8%
PepsiCo, Inc.	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000042125
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Value Fund
Trading Symbol	WTV
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree U.S. Value Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Value Fund	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 10.56% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the Russell 1000 Value Index, which returned 7.18% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited meaningfully from its exposures to Information Technology and Utilities, driven by strong stock selection effects.

  Health Care also contributed positively to performance, supported by favorable allocation and stock selection.

  Energy and Consumer Discretionary detracted from performance due to poor allocation and selection effects.

  Real Estate was also a headwind, primarily due to poor stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree U.S. Value Fund $	Russell 1000 Index $	Russell 1000 Value Index $
3/31/15	10,000	10,000	10,000
4/30/15	9,894	10,071	10,093
5/31/15	10,152	10,203	10,215
6/30/15	10,003	10,011	10,011
7/31/15	10,168	10,204	10,055
8/31/15	9,563	9,590	9,456
9/30/15	9,373	9,328	9,170
10/31/15	9,930	10,082	9,862
11/30/15	9,924	10,116	9,900
12/31/15	9,671	9,934	9,687
1/31/16	9,074	9,399	9,187
2/29/16	9,097	9,396	9,184
3/31/16	9,600	10,050	9,846
4/30/16	9,580	10,105	10,053
5/31/16	9,604	10,282	10,209
6/30/16	9,582	10,305	10,297
7/31/16	9,815	10,698	10,596
8/31/16	9,826	10,712	10,678
9/30/16	9,751	10,720	10,656
10/31/16	9,662	10,511	10,491
11/30/16	10,238	10,926	11,090
12/31/16	10,482	11,131	11,367
1/31/17	10,572	11,355	11,448
2/28/17	10,950	11,794	11,859
3/31/17	10,906	11,802	11,739
4/30/17	11,067	11,927	11,717
5/31/17	11,168	12,079	11,705
6/30/17	11,301	12,163	11,896
7/31/17	11,536	12,404	12,054
8/31/17	11,538	12,443	11,914
9/30/17	11,886	12,708	12,267
10/31/17	12,165	12,999	12,356
11/30/17	12,775	13,396	12,734
12/31/17	12,928	13,545	12,920
1/31/18	13,535	14,289	13,420
2/28/18	12,980	13,764	12,779
3/31/18	12,735	13,452	12,554
4/30/18	12,670	13,497	12,596
5/31/18	12,864	13,842	12,670
6/30/18	12,970	13,931	12,702
7/31/18	13,441	14,412	13,204
8/31/18	13,828	14,909	13,400
9/30/18	13,857	14,965	13,426
10/31/18	12,847	13,906	12,731
11/30/18	13,159	14,189	13,111
12/31/18	11,889	12,897	11,852
1/31/19	13,164	13,978	12,775
2/28/19	13,689	14,451	13,183
3/31/19	13,588	14,703	13,267
4/30/19	14,309	15,296	13,737
5/31/19	13,004	14,322	12,854
6/30/19	13,958	15,327	13,777
7/31/19	14,191	15,565	13,891
8/31/19	13,636	15,280	13,482
9/30/19	14,134	15,545	13,963
10/31/19	14,498	15,874	14,159
11/30/19	15,091	16,474	14,596
12/31/19	15,426	16,950	14,998
1/31/20	14,792	16,968	14,675
2/29/20	13,294	15,582	13,254
3/31/20	10,618	13,523	10,989
4/30/20	12,107	15,310	12,224
5/31/20	12,783	16,117	12,643
6/30/20	12,904	16,474	12,559
7/31/20	13,442	17,438	13,056
8/31/20	13,971	18,718	13,596
9/30/20	13,624	18,034	13,262
10/31/20	13,635	17,599	13,087
11/30/20	15,667	19,672	14,848
12/31/20	16,373	20,503	15,417
1/31/21	16,725	20,334	15,276
2/28/21	17,492	20,924	16,199
3/31/21	18,696	21,716	17,152
4/30/21	19,456	22,885	17,838
5/31/21	19,872	22,993	18,255
6/30/21	19,949	23,569	18,046
7/31/21	20,139	24,059	18,190
8/31/21	20,741	24,755	18,551
9/30/21	19,870	23,618	17,905
10/31/21	20,742	25,257	18,814
11/30/21	20,149	24,918	18,151
12/31/21	21,317	25,927	19,296
1/31/22	20,653	24,466	18,847
2/28/22	20,545	23,794	18,628
3/31/22	20,781	24,597	19,154
4/30/22	19,764	22,405	18,073
5/31/22	20,264	22,371	18,425
6/30/22	18,069	20,497	16,815
7/31/22	19,606	22,406	17,930
8/31/22	19,140	21,546	17,396
9/30/22	17,455	19,552	15,870
10/31/22	19,477	21,120	17,498
11/30/22	20,709	22,263	18,591
12/31/22	19,625	20,968	17,842
1/31/23	21,576	22,374	18,766
2/28/23	21,032	21,842	18,104
3/31/23	20,254	22,533	18,021
4/30/23	20,285	22,812	18,293
5/31/23	19,653	22,918	17,587
6/30/23	21,685	24,466	18,755
7/31/23	22,636	25,307	19,415
8/31/23	22,337	24,865	18,891
9/30/23	21,525	23,696	18,162
10/31/23	20,598	23,123	17,521
11/30/23	22,354	25,283	18,843
12/31/23	23,963	26,531	19,887
1/31/24	24,036	26,901	19,907
2/29/24	24,954	28,354	20,642
3/31/24	26,553	29,263	21,674
4/30/24	25,045	28,018	20,748
5/31/24	26,131	29,337	21,406
6/30/24	25,785	30,308	21,204
7/31/24	27,031	30,749	22,288
8/31/24	27,649	31,478	22,886
9/30/24	28,355	32,151	23,204
10/31/24	28,465	31,926	22,948
11/30/24	31,693	33,982	24,414
12/31/24	29,691	33,034	22,744
1/31/25	30,898	34,086	23,797
2/28/25	30,517	33,490	23,893
3/31/25	29,357	31,551	23,230

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	10.56%	22.55%	11.37%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%

AssetsNet	$ 825,322,343
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 528,669
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$825,322,343 # of Portfolio Holdings157 Portfolio Turnover Rate105% Investment Advisory Fees Paid$528,669
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	26.9%
Health Care	12.3%
Consumer Discretionary	11.6%
Consumer Staples	10.3%
Information Technology	9.4%
Energy	8.4%
Industrials	7.0%
Communication Services	5.7%
Materials	4.6%
Utilities	2.6%
Other Sectors	1.1%
Other Assets and Liabilities (Net)	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Altria Group, Inc.	1.9%
Jabil, Inc.	1.9%
Fox Corp.	1.5%
General Motors Co.	1.5%
Incyte Corp.	1.4%
Equitable Holdings, Inc.	1.3%
Chevron Corp.	1.3%
Carlisle Cos., Inc.	1.3%
Unum Group	1.3%
Bank of New York Mellon Corp.	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory